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Northern Funds

                               MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                    U.S. GOVERNMENT SELECT MONEY MARKET FUND
                          MUNICIPAL MONEY MARKET FUND
                     CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                 ANNUAL REPORT

MARCH 31, 1998



TABLE OF CONTENTS

                                                                          PAGE
Abbreviations and Other Information........................................  1

Economic and Market Overview...............................................  2

Portfolio Commentaries.....................................................  3

Money Market Funds
   Statements of Assets and Liabilities..................................    5
   Statements of Operations................................................. 6
   Statements of Changes in Net Assets...................................... 7
   Financial Highlights....................................................  9
   Schedules of Investments
      Money Market Fund...................................................  12
      U.S. Government Money Market Fund.................................... 16
      U.S. Government Select Money Market Fund............................. 17
      Municipal Money Market Fund.......................................... 18
      California Municipal Money Market Fund............................... 31

Notes to the Financial Statements.......................................... 34

Report of Independent Public Accountants..................................  36

------------------------------------------------------------------------------
       NOT FDIC-INSURED          May lose value            No bank guarantee
------------------------------------------------------------------------------



Northern FundsSM are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.



                                                    Northern Funds Annual Report


ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefund-ed date for these types of securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ADP       Automated Data Processing

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

CAPMAC    Capital Markets
          Assurance Corp.

Colld.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

CVP       Central Valley Project

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FMC       Fidelity Mortgage Corp.

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GNMA      Government National
          Mortgage Association

GTD.      Guaranteed

HDA       Housing Development Authority

HFA       Housing Finance Authority
IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MTN       Medium Term Note

P-Floats  Puttable Floating Rate Security

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Note

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

TOB       Tender Option Bond

TOC       Tender Option Certificate

TOCR      Tender Option Custodial Receipt

TRAN      Tax and Revenue
          Anticipation Note

VRDN      Variable Rate Demand Note

--------------------------------------------------------------------------------
                          ECONOMIC AND MARKET OVERVIEW
--------------------------------------------------------------------------------

REVIEW AND OUTLOOK OF THE ECONOMY - MODERATE GROWTH WITH LOW INFLATION EXPECTED FOR 1998

In 1997, the economy turned in a stellar performance, posting the strongest growth, the lowest unemployment rate, and the lowest inflation rate since the start of this business expansion in the spring of 1991. Growth last year was well-balanced, with personal consumption, business fixed investment, residential investment, and exports all making substantial positive contributions. Although economic activity is expected to moderate in 1998 from its 1997 pace, we believe it is likely to be above its 7-year compound annual rate of about 2.5%.

The principal factor responsible for expected 1998 moderation in U.S. economic growth is the fallout from the Asian economic difficulties. We believe this will dampen U.S. export growth, which, in turn, will ripple through other sectors of our economy. In part because of weaker Asian demand for our products and in part because of the rapid growth in manufacturing capacity that has occurred here in recent years, business equipment spending is expected to slow down this year. Continued relatively strong consumer spending and residential construction activity is forecast to be an offset to weaker exports and a more moderate pace of capital spending. Household sector spending will be supported by rising incomes, increased job security, increased wealth from the equity markets, and low interest rates. The unemployment rate is expected to remain around its 1997 level of 4.7% as growth in both the supply of and demand for labor moderates.

From the perspective of the U.S. economy, the magnitude and duration of the Asian drag on export growth depends critically on Japanese economic conditions. The Japanese economy, which was one of the fastest growing in the industrialized world in 1996, nearly ground to a halt in 1997 because of continued banking system problems and an abrupt shift toward a restrictive fiscal policy. The Japanese government is taking steps to shore-up its banking system. The government also has announced its plans for the largest fiscal stimulus package in recent years approximately 3% of its Gross Domestic Product ("GDP"). These steps are likely to result in some positive growth for the Japanese economy late in 1998.

We believe continental European economic activity should continue along its stronger 1997 path. Although European fiscal policies are unlikely to turn expansionary, neither are they likely to become more restrictive in 1998, given that the charter member countries of the new European Monetary Union ("EMU") have been chosen. Thus, what has been a drag on European economic activity could become a neutral factor. At the same time, some of those charter member countries will be experiencing more accommodative monetary policies as their short-term interest rates are adjusted down to the Franco-German level in preparation for the January 1, 1999 start of the EMU. This is expected to further bolster European economic growth. So, toward the end of 1998, there is likely to be something occurring which has been absent through most of this business expansion a synchronization of accelerating economic growth in Europe and Japan, with continued solid growth in the U.S.

Inflation is anticipated to stay low this year. With sluggish economic growth in Asia, commodity prices are not expected to spike higher. We believe the lagged effects of the recent appreciation of the U.S. dollar will continue to hold down the prices of goods here. This will offset the rising prices of services, which are less affected by foreign competition. Although significant increases in energy prices are not expected, these prices may be near a cycle low as producers cut back on their output and global demand picks up later this year. Also toward the end of this year, the lagged effects from the prior dollar appreciation, which had been holding down inflation, are likely to be waning. This could set the stage for a drift up in inflation in 1999, especially if European and Japanese economic activity is picking up at the end of 1998, as expected.

The Federal Reserve was preparing to tighten monetary policy in the fourth quarter of last year because it feared that if the economy continued to grow as rapidly as it did in 1997, inflation was likely to rise. However, the Fed "held its fire" as the Asian economic crisis intensified in the fall on the assumption that these events would slow U.S. economic activity, thus acting as a substitute for Fed tightening. Our export growth is slowing because of the Asian weakness. But in the first quarter of this year, exceptionally strong domestic demand has more than offset weakening foreign demand. Some of the strength in first quarter domestic demand may be "borrowed" from subsequent quarters because of the unusually mild winter experienced in many parts of the country. Assuming that economic activity does moderate from its first quarter pace, the Fed is expected to keep monetary policy on hold through most of this year. However, the risks are rising that the Fed might engage in some "fine-tuning" tightening either late this year or early next year.

--------------------------------------------------------------------------------
                             PORTFOLIO COMMENTARIES
--------------------------------------------------------------------------------

MONEY MARKET FUND

The maturity structure of the Fund continues to anticipate interest rate action by the Federal Reserve. The portfolio is heavily weighted in Tier One commercial paper (rated in the highest rating category by at least two nationally recognized statistical rating organizations (NRSROs)) where yields are attractive. The remainder is invested in certificates of deposit, repurchase agreements, variable rate notes, Treasury bills and other high-quality instruments. Quality and yield remain the primary factors in selecting issues for the portfolio. During the upcoming year, the Fund will be managed in an effort to take advantage of interest rate changes that occur. The barbell strategy is implemented to take advantage of any backup in the market. As always, we will continue to focus on providing our shareholders with the quality, liquidity and yield they are seeking in a money market fund.

Mary Ann Flynn
Portfolio Manager


U.S. GOVERNMENT
MONEY MARKET FUND
U.S. GOVERNMENT SELECT
MONEY MARKET FUND

Beginning in June 1997, the Funds adopted a barbell maturity structure. This strategy afforded the Funds with sufficient liquidity to remain competitive in a rising rate environment while adding yield and hedging against possible deflation with longer-term securities. In the U.S. Government Money Market Fund, we have substantially increased our exposure to repurchase agreements both overnight and in the short-term markets. In the U.S. Government Select Money Market Fund, we invest in those government agencies which are exempt from state and local taxation. Looking ahead, we will maintain our emphasis on quality, liquidity and yield.

Valerie J. Lokhorst
Portfolio Manager

MUNICIPAL MONEY
MARKET FUND
CALIFORNIA MUNICIPAL
MONEY MARKET FUND

The largest single factor affecting the short-term money market arena during the last year was supply. During 1997, we had a large amount of floating rate product come into the market. This kept floating rate yields at relatively high levels for most of 1997, causing the yield curve in short-term municipals to be very flat. As a result, the barbell strategy we employed was less effective than it has been in the past. The Funds are designed for people and corporations in the highest tax bracket, with the California Municipal Money Market Fund remaining an attractive investment for California taxpayers. Supply will continue to be a big factor again in 1998, but this time the lack of supply may keep yields depressed for most of the year. The first quarter of calendar 1998 saw yields in short-term municipals at very low levels compared to taxables.
The Federal Reserve will also play a role in the market in 1998, but what, or how significant, that role will be remains to be seen.

Brad Snyder
Portfolio Manager



                      MONEY MARKET FUNDS 7-DAY YIELDS<F1>
                           PERIOD ENDED MAY 12, 1998

                                       U.S.
                         U.S.       Government                 California
                      Government      Select       Municipal    Municipal
            Money        Money         Money         Money        Money
            Market      Market        Market         Market      Market
             Fund        Fund          Fund           Fund        Fund
-----------------------------------------------------------------------------
Current     5.09%        5.01%         4.97%         3.33%        3.25%
-----------------------------------------------------------------------------
Effective   5.22%        5.14%         5.10%         3.39%        3.30%
-----------------------------------------------------------------------------

<F1> Yield calculations reflect fee waivers in effect, represent past performance and will fluctuate. In the absence of fee waivers, current 7-day yields for the Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds would have been 5.05%, 4.94%, 4.92%, 3.28% and 3.19%, respectively. An investment in any one of the money market funds is neither insured nor guaranteed by the U.S. government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.




                                              MONEY MARKET FUNDS YIELD<F2> COMPARISONS
                                                       AVERAGE MONTHLY RATES



                                                                                                                          IBC'S
                                                                                                                          MONEY
                                                                                                                          FUND
                                                                                                                        AVERAGETM/
                                                                                                                        CALIFORNIA
                                                                                                                          STATE-
                         IBC'S                     IBC'S     U.S. GOV'T    IBC'S                    IBC'S   CALIFORNIA   SPECIFIC
                         MONEY     U.S. GOV'T      MONEY       SELECT      MONEY     MUNICIPAL      MONEY    MUNICIPAL    STOCK
             MONEY       FUND        MONEY         FUND        MONEY        FUND       MONEY        FUND       MONEY     BROKER &
             MARKET    AVERAGETM/    MARKET     AVERAGETM/     MARKET    AVERAGETM/    MARKET     AVERAGETM/  MARKET     GENERAL
              FUND    ALL TAXABLE     FUND      GOVERNMENT      FUND     GOVERNMENT     FUND    ALL TAX-FREE   FUND      PURPOSE
----------------------------------------------------------------------------------------------------------------------------------
1998
----------------------------------------------------------------------------------------------------------------------------------
March        5.13%      5.03%         5.09%        4.86%       5.03%       4.86%       2.92%       2.80%      2.75%       2.68%
----------------------------------------------------------------------------------------------------------------------------------
February     5.16%      5.05%         5.13%        4.87%       5.04%       4.87%       2.82%       2.77%      2.58%       2.65%
----------------------------------------------------------------------------------------------------------------------------------
January      5.25%      5.10%         5.19%        4.90%       5.15%       4.90%       3.06%       2.99%      2.91%       2.87%
----------------------------------------------------------------------------------------------------------------------------------
1997
----------------------------------------------------------------------------------------------------------------------------------
December     5.27%      5.12%         5.16%        4.92%       5.24%       4.92%       3.33%       3.23%      3.27%       3.12%
----------------------------------------------------------------------------------------------------------------------------------
November     5.19%      5.05%         5.14%        4.85%       5.17%       4.85%       3.33%       3.24%      3.35%       3.14%
----------------------------------------------------------------------------------------------------------------------------------
October      5.16%      5.01%         5.09%        4.83%       5.01%       4.83%       3.24%       3.11%      3.12%       3.00%
----------------------------------------------------------------------------------------------------------------------------------
September    5.15%      5.02%         5.10%        4.84%       5.18%       4.84%       3.28%       3.15%      3.26%       3.11%
----------------------------------------------------------------------------------------------------------------------------------
August       5.19%      5.04%         5.11%        4.85%       5.17%       4.85%       3.10%       2.96%      3.07%       2.92%
----------------------------------------------------------------------------------------------------------------------------------
July         5.20%      5.02%         5.07%        4.82%       5.16%       4.82%       3.24%       3.08%      3.20%       2.90%
----------------------------------------------------------------------------------------------------------------------------------
June         5.22%      5.02%         5.06%        4.82%       5.13%       4.82%       3.41%       3.28%      3.47%       3.15%
----------------------------------------------------------------------------------------------------------------------------------
May          5.19%      4.98%         5.02%        4.78%       5.11%       4.78%       3.53%       3.37%      3.58%       3.29%
----------------------------------------------------------------------------------------------------------------------------------
April        5.07%      4.94%         4.95%        4.75%       5.05%       4.75%       3.33%       3.17%      3.28%       3.08%
----------------------------------------------------------------------------------------------------------------------------------


<F2> Yield calculations for Northern Funds reflect fee waivers in effect, represent past performance and will fluctuate; in the absence of fee waivers, performance would be reduced. An investment in any one of the money market funds is neither insured nor guaranteed by the U.S. government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

     We compare our Funds to the IBC's Money Fund AveragesTM which are composites of professionally managed money market investments with similar investment objectives.


                                                    NORTHERN FUNDS Annual Report

STATEMENTS OF ASSETS AND LIABILITIES March 31, 1998


MONEY MARKET FUNDS

                                                                                    U.S.
                                                                   U.S.            GOV'T.                           CALIFORNIA
                                                                  GOV'T.           SELECT         MUNICIPAL         MUNICIPAL
                                                  MONEY           MONEY            MONEY            MONEY             MONEY
                                                  MARKET          MARKET           MARKET           MARKET            MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA        FUND            FUND             FUND             FUND              FUND
--------------------------------------------    ---------        --------         --------        ---------         ----------
ASSETS:
  Investments, at amortized cost             $2,917,130         $245,667        $309,664        $1,810,177           $225,235
  Repurchase agreements, at cost which
     approximates market value                  350,000          171,125               _                 _                  _
  Cash                                                _                _               _                 _                 83
  Income receivable                              16,807            1,446             723            12,825              2,241
  Receivable for fund shares sold                76,612           21,610           5,052            39,511              5,348
  Receivable for securities sold                      _                _               _             8,190                  _
  Receivable from Adviser                            26                8               6                17                  4
  Deferred organization costs,
     net of accumulated amortization                 27               10               6                31                  6
  Prepaid and other assets                           74               20              25                50                  7
--------------------------------------------------------------------------------------------------------------------------------
       Total Assets                           3,360,676          439,886         315,476         1,870,801            232,924
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Due to custodian                                   57                _               _                 _                  _
  Dividends payable                              14,182            1,765           1,310             4,544                516
  Payable for fund shares redeemed               49,685           21,007           7,682            51,615              7,520
  Accrued investment advisory fees                  216               28              20               121                 15
  Accrued transfer agent fees                        54                7               5                30                  4
  Accrued administration fees                        19                3               2                14                  2
  Accrued custody and accounting fees                14                2               1                11                  2
  Accrued registration fees and other liabilities   419               32              31               123                 22
--------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                           64,646           22,844           9,051            56,458              8,081
--------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                 $3,296,030         $417,042        $306,425        $1,814,343           $224,843
--------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
  Capital stock                              $3,295,926         $417,011        $306,411        $1,814,017           $224,831
  Accumulated undistributed
     net investment income                          101               27              14               180                 13
  Accumulated undistributed
     net realized gains (losses)                      3                4               _               146                (1)
--------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                 $3,296,030         $417,042        $306,425        $1,814,343           $224,843

--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                    3,296,023          417,038         306,425         1,814,127            224,844

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                        $1.00            $1.00           $1.00             $1.00              $1.00
--------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


STATEMENTS OF OPERATIONS Year Ended March 31, 1998
MONEY MARKET FUNDS
                                                                                    U.S.
                                                                   U.S.            GOV'T.                           CALIFORNIA
                                                                  GOV'T.           SELECT         MUNICIPAL         MUNICIPAL
                                                  MONEY           MONEY            MONEY            MONEY             MONEY
                                                  MARKET          MARKET           MARKET           MARKET            MARKET
AMOUNTS IN THOUSANDS                               FUND            FUND             FUND             FUND              FUND
--------------------------------------------    ---------        --------         --------        ---------         ----------
INVESTMENT INCOME:
  Interest income                              $136,282          $19,260         $12,166           $56,875             $7,781
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                       14,236            2,046           1,307             9,097              1,287
  Administration fees                             3,559              512             327             2,274                376
  Transfer agent fees                             2,373              341             218             1,516                214
  Custody and accounting fees                       540              115              79               358                 87
  Registration fees                                 452               35              44               132                 10
  Professional fees                                  40               20              18                33                 18
  Amortization of organization costs                 28               11               4                31                  4
  Trustees' fees and expenses                        28                7               5                23                  5
  Other                                             138               70              17                93                 18
--------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                 21,394            3,157           2,019            13,557              2,019
     Less voluntary waivers of:
       Investment advisory fees                 (4,745)            (682)           (633)           (3,033)              (568)
       Administration fees                      (2,372)            (294)           (203)           (1,345)              (244)
     Less: Reimbursement of expenses by Adviser (1,227)            (305)           (182)             (841)              (166)
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                13,050            1,876           1,001             8,338              1,041
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           123,232           17,384          11,165            48,537              6,740
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
  INVESTMENTS                                         3                4               1               255                (1)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN ASSETS RESULTING
  FROM OPERATIONS                              $123,235          $17,388         $11,166           $48,792             $6,739
--------------------------------------------------------------------------------------------------------------------------------




See Notes to the Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS


                                                                                                  U.S. GOVERNMENT
                                                         MONEY MARKET                              MONEY MARKET
                                                             FUND                                      FUND
                                              ---------------------------------            -----------------------------
                                                 YEAR                    YEAR                YEAR                YEAR
                                                ENDED                   ENDED               ENDED               ENDED
                                               MAR. 31,                MAR. 31,            MAR. 31,            MAR. 31,
AMOUNTS IN THOUSANDS                             1998                    1997                1998                1997
---------------------                         ---------------------------------            -----------------------------
OPERATIONS:
  Net investment income                     $   123,232           $     64,325           $  17,384            $  11,819
  Net realized gains on investments                   3                      1                   4                    _
--------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                          123,235                 64,326              17,388               11,819
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                11,527,035              7,318,021           1,747,441            1,755,453
  Shares from reinvestment of dividends          15,289                  6,771               3,063                2,684
  Shares redeemed                           (9,853,484)            (6,779,419)         (1,647,725)          (1,650,983)
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
       from Capital Share Transactions        1,688,840                545,373             102,779              107,154
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                  (123,232)               (64,325)            (17,384)             (11,819)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                  1,688,843                545,374             102,783              107,154
NET ASSETS:
  Beginning of year                           1,607,187              1,061,813             314,259              207,105
--------------------------------------------------------------------------------------------------------------------------------
  End of year                                $3,296,030             $1,607,187            $417,042             $314,259
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                            $101                    $77                 $27                  $21
--------------------------------------------------------------------------------------------------------------------------------




STATEMENTS  OF CHANGES IN NET ASSETS (Continued)

MONEY MARKET FUNDS

                                                  U.S. GOVERNMENT                                                CALIFORNIA
                                                      SELECT                       MUNICIPAL                     MUNICIPAL
                                                   MONEY MARKET                  MONEY MARKET                   MONEY MARKET
                                                       FUND                          FUND                           FUND
                                             ------------------------      -------------------------      -----------------------
                                                YEAR           YEAR           YEAR           YEAR            YEAR          YEAR
                                               ENDED          ENDED          ENDED          ENDED            ENDED        ENDED
                                              MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,        MAR. 31,      MAR. 31,
AMOUNTS IN THOUSANDS                            1998           1997           1998           1997            1998          1997
----------------------                       ------------------------      -------------------------      -----------------------
OPERATIONS:
  Net investment income                   $  11,165     $    5,924    $     48,537   $    37,048       $    6,740     $    5,177
  Net realized gains
     (losses) on investments                      1            (1)             255         (109)              (1)              _
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                       11,166          5,923          48,792        36,939            6,739          5,177
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                             1,006,456        483,126       7,708,423     6,319,359        1,249,341      1,517,961
  Shares from reinvestment of dividends       3,723          2,092           5,789         2,651            1,007            337
  Shares redeemed                         (871,883)      (402,489)     (7,320,165)   (6,004,649)      (1,226,493)    (1,482,396)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Capital Share Transactions      138,296         82,729         394,047       317,361           23,855         35,902
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income               (11,165)        (5,924)        (48,537)      (37,048)          (6,740)        (5,177)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                138,297         82,728         394,302       317,252           23,854         35,902
NET ASSETS:
  Beginning of year                         168,128         85,400       1,420,041     1,102,789          200,989        165,087
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                              $306,425       $168,128      $1,814,343    $1,420,041         $224,843       $200,989
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                         $14            $10            $180          $153              $13             $9
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.



FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS


                                                                                                     U.S. GOVERNMENT
                                                   MONEY MARKET                                        MONEY MARKET
                                                       FUND                                                FUND
                                   ---------------------------------------------       --------------------------------------------
                                     YEAR        YEAR        YEAR        YEAR            YEAR        YEAR        YEAR       YEAR
                                    ENDED        ENDED       ENDED      ENDED           ENDED        ENDED       ENDED     ENDED
                                   MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,        MAR. 31,    MAR. 31,    MAR. 31,   MAR. 31,
                                     1998        1997        1996      1995<F1>          1998        1997        1996     1995<F1>
--------------------------         ---------------------------------------------       --------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR   $1.00        $1.00      $1.00      $1.00            $1.00       $1.00      $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                0.05         0.05       0.05       0.04             0.05        0.05       0.05        0.04
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income         (0.05)       (0.05)     (0.05)     (0.04)           (0.05)      (0.05)     (0.05)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $1.00        $1.00      $1.00      $1.00            $1.00       $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                     5.31%        5.05%      5.57%      4.55%            5.22%       4.93%      5.46%       4.47%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands,
    end of year                 $3,296,030   $1,607,187 $1,061,813   $894,279         $417,042    $314,259   $207,105    $227,543
 Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                 0.55%        0.55%      0.49%      0.45%            0.55%       0.55%      0.49%       0.45%
    Expenses, before waivers and
      reimbursements                 0.90%        0.90%      0.91%      0.96%            0.93%       0.96%      0.94%       1.01%
    Net investment income, net of
      waivers and reimbursements     5.19%        4.94%      5.42%      4.94%            5.10%       4.82%      5.33%       4.93%
    Net investment income, before
      waivers and reimbursements     4.84%        4.59%      5.00%      4.43%            4.72%       4.41%      4.88%       4.37%
-----------------------------------------------------------------------------------------------------------------------------------


<F1> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.


See Notes to the Financial Statements.



FINANCIAL HIGHLIGHTS (Continued)

Money Market Funds

                                     U.S. Government                                                           California
                                          Select                             Municipal                          Municipal
                                       Money Market                         Money Market                      Money Market
                                           Fund                                 Fund                              Fund
                             --------------------------------    ----------------------------------  ------------------------------
                            Year      Year    Year      Year     Year      Year     Year      Year     Year    Year   Year   Year
                           Ended     Ended   Ended     Ended    Ended     Ended    Ended     Ended    Ended   Ended  Ended   Ended
                            Mar.      Mar.    Mar.      Mar.     Mar.      Mar.     Mar.      Mar.     Mar.    Mar.   Mar.   Mar.
                            31,       31,     31,       31,      31,       31,      31,       31,      31,     31,    31,     31,
                            1998      1997    1996    1995<F1>   1998      1997     1996    1995<F2>   1998    1997   1996 1995<F3>
------------------------     --------------------------------    ----------------------------------  ------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR        $1.00     $1.00   $1.00     $1.00   $1.00     $1.00     $1.00     $1.00   $1.00    $1.00 $1.00    $1.00

INCOME FROM
  INVESTMENT OPERATIONS:
     Net investment income  0.05      0.05    0.05      0.02    0.03      0.03      0.03      0.03    0.03     0.03  0.04     0.01
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net
     investment income    (0.05)    (0.05)  (0.05)    (0.02)  (0.03)    (0.03)    (0.03)    (0.03)  (0.03)   (0.03)(0.04)   (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR              $1.00     $1.00   $1.00     $1.00   $1.00     $1.00     $1.00     $1.00   $1.00    $1.00 $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F4>           5.24%     5.07%   5.55%     1.75%   3.27%     3.14%     3.54%     2.90%   3.20%    3.19% 3.63%    1.27%

SUPPLEMENTAL DATA
  AND RATIOS:
     Net assets,
       in thousands,
       end of year      $306,425  $168,128 $85,400   $82,162$1,814,343$1,420,041$1,102,789$927,747$224,843 $200,989$165,087$161,316
     Ratio to average
       net assets of<F5>:
       Expenses, net of
         waivers and
         reimbursements    0.46%     0.40%   0.33%     0.30%   0.55%     0.55%     0.49%     0.45%   0.49%    0.45% 0.39%    0.35%
       Expenses, before
         waivers and
         reimbursements    0.93%     0.97%   1.00%     1.32%   0.89%     0.90%     0.91%     0.95%   0.94%    0.94% 0.94%    1.07%
       Net investment
         income, net of
         waivers and
         reimbursements    5.13%     4.95%   5.43%     5.84%   3.20%     3.08%     3.46%     3.10%   3.14%    3.13% 3.55%    3.78%
       Net investment
         income, before
         waivers and
         reimbursements    4.66%     4.38%   4.76%     4.82%   2.86%     2.73%     3.04%     2.60%   2.69%    2.64% 3.00%    3.06%
-----------------------------------------------------------------------------------------------------------------------------------

<F1> For the period December 12, 1994 (commencement of operations) through
     March 31, 1995.
<F2> For the period April 11, 1994 (commencement of operations) through
     March 31, 1995.
<F3> For the period November 29, 1994 (commencement of operations) through
     March 31, 1995.
<F4> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F5> Annualized for periods less than a full year.
See Notes to the Financial Statements.


SCHEDULES OF INVESTMENTS March 31, 1998

MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          CERTIFICATES OF DEPOSIT - 11.4%

          Domestic Certificates of Deposit - 4.1%
          Bankers Trust New York Corp.
$25,000    5.91%, 7/14/98                                $ 24,998
 25,000    5.64%, 1/22/99                                  24,987
 25,000   CrestarBank,
          5.60%, 2/2/99                                    24,997
 25,000   Huntington National Bank, Columbus,
          5.92%, 9/18/98                                   24,997
 35,000   Union Bank of California,
          5.72%, 6/10/98                                   35,003
                                                         --------
                                                          134,982
                                                         --------

          FOREIGN CERTIFICATES OF DEPOSIT - 7.3%
          Banque Nationale de Paris, New York Branch
 35,000    5.71%, 2/18/99                                  34,940
 24,000    5.82%, 3/30/99                                  23,974
          Barclays Bank, New York Branch
 15,000    6.00%, 6/25/98                                  14,998
 32,000    5.63%, 2/25/99                                  31,980
          Canadian Bank Imperial Bank of
          Commerce, New York Branch
 25,000    5.63%, 4/7/98                                   25,000
 25,000    5.65%, 4/7/98                                   25,000
 10,000    5.99%, 10/21/98                                  9,997
 10,000   National Westminster Bank, New York
          Branch, 6.00%, 6/26/98                            9,999
          Societe Generale, New York Branch
 26,000    5.92%, 7/17/98                                  25,998
 15,000    5.90%, 8/21/98                                  14,997
 10,000    5.64%, 1/7/99                                   10,003
 15,000    5.74%, 3/5/99                                   14,996
                                                         --------
                                                          241,882
                                                         --------

          Total Certificates of Deposit
          (cost $376,864)                                 376,864

          COMMERCIAL PAPER - 51.4%

          ASSET BACKED SECURITIES - 21.9%
 15,000   ABC Funding,
          5.86%, 6/1/98                                    14,856
          Amsterdam Funding Corp.
 10,705    5.61%, 4/10/98                                  10,690
  1,917    5.62%, 4/10/98                                   1,914

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ASSET BACKED SECURITIES - 21.9% (CONT'D.)
$15,000   Atlantic Asset Securitization Corp.,
          5.61%, 4/9/98                                   $14,981
 11,500   Avco Financial Services Canada Ltd.,
          5.63%, 5/29/98                                   11,397
          Certain Funding Corp.
 52,760    5.59%, 4/15/98                                  52,646
 17,000    5.56%, 5/12/98                                  16,894
  1,190    5.62%, 5/28/98                                   1,179
  4,680    5.63%, 6/16/98                                   4,625
          Concord Minutemen Capital Co.
 12,558    5.64%, 4/14/98                                  12,532
 12,034    5.63%, 4/20/98                                  11,998
 11,867    5.63%, 4/23/98                                  11,827
 12,793    5.64%, 4/23/98                                  12,749
  8,400    5.64%, 5/7/98                                    8,353
  2,500   Cooperative Association of Tractor
          Dealers, Series A, 5.57%, 4/23/98                 2,492
 12,500   Corporate Receivables Corp.,
          5.56%, 4/8/98                                    12,487
 46,000   CPI Funding, 5.84%, 5/26/98                      45,601
          CXC, Inc.
 12,500    5.55%, 4/2/98                                   12,498
 12,500    5.56%, 4/3/98                                   12,496
 25,000   Diageo PLC, 5.52%, 7/6/98                        24,641
  1,817   Eureka Securitization, Inc.,
          5.60%, 5/14/98                                    1,805
 12,407   Kitty Hawk Funding Corp.,
          5.65%, 5/28/98                                   12,297
  2,371   KZH Crescent I Corp.,
          5.63%, 4/20/98                                    2,364
  3,292   KZH Crescent II Corp.,
          5.63%, 4/21/98                                    3,282
  4,811   KZH Crescent III Corp.,
          5.64%, 4/24/98                                    4,794
 11,019   KZH Crescent IV Corp.,
          5.67%, 4/20/98                                   10,986
          Lexington Parker Capital Co. LLC
 40,000    5.61%, 4/1/98                                   40,000
  7,747    5.61%, 5/21/98                                   7,687
 12,107    5.57%, 8/11/98                                  11,866
 60,000   New Center Asset Trust,
          6.00%, 4/1/98                                    60,000
 11,923   Old Line Funding Corp.,
          5.62%, 4/16/98                                   11,895
  3,142   Park Avenue Receivables Corp.,
          5.60%, 5/7/98                                     3,125

SCHEDULES OF INVESTMENTS March 31, 1998

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ASSET BACKED SECURITIES - 21.9% (CONT'D.)
$47,469   Pooled Account Receivables Corp.,
          5.62%, 4/16/98                                $  47,358
          ROSE, Inc.
  5,480    5.58%, 4/27/98                                   5,458
 11,000    5.57%, 4/28/98                                  10,955
 10,000   SALTS (II) Cayman Islands Corp.,
          5.74%, 6/18/98                                   10,000
 34,000   SALTS (III) Cayman Islands Corp.,
          5.73%, 7/23/98                                   34,000
 40,000   Sheffield Receivables Corp.,
          6.15%, 4/1/98                                    40,000
 28,500   Special Purpose Accounts Receivable
          Cooperative Corp., 5.60%, 5/22/98                28,277
  8,000   Sunkyong America, Inc.,
          5.57%, 6/8/98                                     7,917
 20,000   Thames Asset Global Securitization,
          5.58%, 5/26/98                                   19,832
 20,000   Twin Towers, Inc.,
          5.64%, 4/14/98                                   19,959
          Windmill Funding Corp.
 25,000    5.61%, 4/8/98                                   24,973
  6,101    5.60%, 5/8/98                                    6,066
                                                         --------
                                                          721,752
                                                         --------

          BROKERAGE SERVICES - 1.4%
          Salomon Smith Barney Holdings, Inc.
 25,000    5.58%, 4/14/98                                  24,950
 22,000    5.57%, 7/7/98                                   21,679
                                                         --------
                                                           46,629
                                                         --------

          COMMUNICATIONS - 2.2%
  9,500   GTE Financial Corp.,
          5.69%, 4/27/98                                    9,461


 21,000   GTE Funding Corp.,
          5.65%, 6/23/98
                                                           20,730
 44,000   MCI Communications Corp.,
          6.10%, 4/1/98                                    44,000
                                                         --------
                                                           74,191
                                                         --------

          ELECTRONIC AND OTHER ELECTRICAL
          COMPONENTS - 3.9%
 12,500   Duke Capital Corp.,
          5.54%, 5/15/98                                   12,416


See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ELECTRONIC AND OTHER ELECTRICAL
          COMPONENTS - 3.9% (CONT'D.)
          General Electric Capital Corp.
$75,000    6.20%, 4/1/98                                $  75,000
 40,000    5.56%, 7/17/98                                  39,358
                                                         --------
                                                          126,774
                                                         --------

          FOREIGN DEPOSITORY INSTITUTIONS - 4.2%
 30,000   Abbey National North America,
          5.76%, 6/17/98                                   29,641
 30,000   Banco Real S.A., Grand Cayman,
          5.81%, 4/16/98                                   29,929
 30,000   Halifax Building Society,
          5.76%, 6/16/98                                   29,645
 40,000   Lloyds Bank PLC, 5.51%, 7/13/98                  39,387
 10,000   Nacional Financiera, S.N.C.,
          Grand Cayman, 5.86%, 5/13/98                      9,934
                                                         --------
                                                          138,536
                                                         --------

          Insurance Services - 1.4%
 14,966   AON Corp., 5.63%, 4/28/98                        14,904
 10,000   SAFECO Corp., 5.60%, 5/2/98                       9,922
          Torchmark, Inc.
 10,000    5.58%, 4/15/98                                   9,979
 10,000    5.59%, 4/23/98                                   9,966
                                                         --------
                                                           44,771
                                                         --------

          NONDEPOSITORY BUSINESS
          CREDIT INSTITUTIONS - 6.3%
 25,000   Beta Finance Corp.,
          5.51%, 7/14/98                                   24,613
 90,000   Countrywide Home Loans,
          5.61%, 5/27/98                                   89,226
          Finova Capital Corp.
  1,000    5.66%, 4/9/98                                      999
  5,000    5.55%, 4/16/98                                   4,989
 20,000    5.59%, 4/29/98                                  19,914
 10,000    5.54%, 5/8/98                                    9,944
 35,000    5.57%, 5/8/98                                   34,802
  3,000    5.57%, 5/22/98                                   2,977
  5,000    5.59%, 5/27/98                                   4,957
 10,000    5.63%, 6/25/98                                   9,869
  6,000    5.63%, 6/26/98                                   5,920
                                                         --------
                                                          208,210
                                                         --------

SCHEDULES OF INVESTMENTS March 31, 1998

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          TRANSPORTATION PARTS AND
          EQUIPMENT - 9.8%
          Chrysler Financial Corp.
$25,000    5.62%, 4/30/98                             $    24,888
 37,500    5.61%, 5/4/98                                   37,308
 25,000    5.58%, 5/27/98                                  24,786
          Ford Credit Canada Ltd.
 12,500    5.59%, 4/1/98                                   12,500
 25,000    5.56%, 4/3/98                                   24,992
 20,000    5.60%, 4/6/98                                   19,984
 25,000    5.63%, 4/8/98                                   24,973
 20,000    5.68%, 4/9/98                                   19,975
 10,000    5.61%, 4/13/98                                   9,982
 10,000    5.61%, 5/14/98                                   9,934
 15,000    5.51%, 7/16/98                                  14,763
 10,000   Ford Motor Credit Corp.,
          6.13%, 4/1/98                                    10,000
          General Motors Acceptance Corp.
 10,000    5.88%, 4/15/98                                   9,978
  6,000    5.83%, 4/16/98                                   5,986
 20,000    5.58%, 5/28/98                                  19,826
 10,000    5.63%, 6/10/98                                   9,892
 10,000    5.62%, 6/23/98                                   9,872
  5,000    5.59%, 7/30/98                                   4,909
 15,000    5.57%, 8/12/98                                  14,700
 12,500    5.57%, 8/13/98                                  12,248
                                                         --------
                                                          321,496
                                                         --------

          WHOLESALE TRADE - DURABLE GOODS - 0.3%
 10,000   Sinochem American Holdings, Inc.,
          5.60%, 4/28/98                                    9,958
                                                        ---------
          Total Commercial Paper
          (cost $1,692,317)                             1,692,317
                                                        ---------

          CORPORATE BONDS - 7.0%

 10,000   Bank One Milwaukee,
          5.60%, 1/29/99                                    9,996
 20,000   Bayerische Landesbank,
          5.81%, 8/14/98                                   20,018
          Beta Finance Corp.
 10,000    6.00%, 10/27/98                                 10,000
 40,000    5.56%, 2/4/99                                   40,000
          CIT Group Holdings
  3,000    6.19%, 4/15/98                                   3,003
 10,000    5.83%, 4/30/98                                  10,006

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          CORPORATE BONDS - 7.0% (CONT'D.)

$11,760   Communaute Urbaine de Lille,
          5.88%, 4/3/98                                 $  11,760
 10,000   First National Bank of Boston,
          5.69%, 4/9/98                                    10,000
 26,000   First Wachovia Bank,
          6.20%, 4/6/98                                    26,000
  1,526   GE Engine Receivables 1995-1 Trust,
          5.68%, 4/6/98                                     1,526
  5,938   GE Engine Receivables 1996-1 Trust,
          5.68%, 4/6/98                                     5,938
 14,000   Huntington National Bank, Columbus,
          5.88%, 9/22/98                                   13,995
 20,000   Key Bank N.A.,
          6.25%, 4/13/98                                   20,000
 20,000   Morgan Guaranty Trust Co.,
          6.00%, 6/22/98                                   19,998
  5,000   Penney (J.C.) & Co., Inc.,
          5.95%, 11/15/98                                   4,980
 18,600   Physicians Plus Medical Group,
          5.75%, 4/2/98                                    18,600
  6,000   SunTrust Banks, Inc.,
          5.89%, 7/14/98                                    5,999
                                                         --------

          Total Corporate Bonds
          (cost $231,819)                                 231,819
                                                         --------

          EURODOLLAR TIME DEPOSITS - 10.0%

 40,000   Banco Central Hispanoamericano,
          Grand Cayman, 6.25%, 4/1/98                      40,000
 60,494   Banque Paribas, Grand Cayman,
          6.25%, 4/1/98                                    60,494
120,000   Credit Suisse First Boston,
          Grand Cayman, 6.25%, 4/1/98                     120,000
 30,000   Creditanstalt A.G., Grand Cayman,
          6.13%, 4/1/98                                    30,000
 45,000   Key Bank N.A., Grand Cayman,
          6.13%, 4/1/98                                    45,000
 25,000   Postipankki Ltd., Grand Cayman,
          6.13%, 4/1/98                                    25,000
 10,000   Societe Generale, Grand Cayman,
          6.00%, 4/1/98                                    10,000
                                                         --------

          Total Eurodollar Time Deposits
          (cost $330,494)                                 330,494
                                                         --------

SCHEDULES OF INVESTMENTS March 31, 1998

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          GUARANTEED INVESTMENT
          CONTRACTS - 2.6%

$50,000   General American Life Insurance Co.,
          5.89%, 4/23/98                                $  50,000
 20,000   Integrity Life Insurance Co.,
          6.11%, 4/1/98                                    20,000
 15,000   Transamerica Life Insurance and
          Annuity Co., 5.68%, 3/19/99                      15,000
                                                         --------

          Total Guaranteed Investment Contracts
          (cost $85,000)                                   85,000
                                                         --------


          MUNICIPAL INVESTMENTS - 6.1%

 14,000   Flint, Michigan Hospital Building
          Authority, 5.70%, 4/2/98                         14,000
  9,000   Hydro-Quebec Corp., Province of
          Quebec, 5.82%, 4/15/98                            9,000
 15,415   Integris Health, Inc., 5.73%, 4/1/98             15,415
 30,000   Los Angeles County, California
          Pension Obligation, 5.74%, 4/2/98                30,000
  4,431   Municipal Electric Authority of
          Georgia, 5.53%, 4/9/98                            4,431
 12,500   New Jersey Economic Development
          Authority, 5.69%, 4/3/98                         12,500
  5,400   Schreiber Industrial Park-North Co.,
          Virginia, 5.65%, 4/2/98                           5,400
  9,360   Seattle, Washington Limited Tax G.O.,
          Series C, 5.50%, 4/1/98                           9,360
 10,000   Stanislaus County, California
          Pension Obligation, 5.79%, 4/1/98                10,000
 10,215   State of Texas-Veterans Land Bond,
          5.79%, 4/1/98                                    10,215
 13,300   Texas Municipal Power Agency,
          5.68%, 4/13/98                                   13,300
 12,745   Virginia HDA Multi-Family Housing Bond,
          5.79%, 4/1/98                                    12,745
          Virginia State HDA
          Multi-Family Housing Bond,
          Series A
 32,820    5.55%, 4/1/98                                   32,820
 18,300    5.60%, 4/1/98                                   18,300

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          MUNICIPAL INVESTMENTS -
          6.1% (CONT'D.)

$ 3,150   Waukesha, Wisconsin Health
          Systems, Inc., 5.70%, 4/2/98                  $   3,150
                                                       ----------

          Total Municipal Investments
          (cost $200,636)                                 200,636
                                                         --------

          REPURCHASE AGREEMENTS - 10.6%

250,000   Donaldson, Lufkin & Jenrette Securities,
          Inc., dated 3/31/98, repurchase price
          $250,041 (Colld. by U.S. Government
          Securities), 5.90%, 4/1/98                      250,000
100,000   UBS Securities, Inc., dated 3/31/98,
          repurchase price $100,017 (Colld. by
          U.S. Government Securities),
          5.95%, 4/1/98                                   100,000
                                                       ----------

          Total Repurchase Agreements
          (cost $350,000)                                 350,000
                                                       ----------

          Total Investments - 99.1%
          (cost $3,267,130)                             3,267,130
                                                       ----------

          Other Assets less Liabilities - 0.9%             28,900
                                                       ----------

          NET ASSETS - 100.0%                          $3,296,030
                                                       ==========



SCHEDULES OF INVESTMENTS March 31, 1998

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES - 58.9%

          Fannie Mae - 5.5%
$    9,000 FNMA Discount Note,
          5.53%, 4/29/98                               $    8,961
          FNMA MTN
  5,000    5.89%, 5/21/98                                   4,999
  3,000    5.63%, 8/14/98                                   2,998
  6,000    5.38%, 2/9/99                                    5,993
                                                       ----------
                                                           22,951
                                                       ----------

          FEDERAL FARM CREDIT BANK - 3.3%
          FFCB Bonds
  3,000    5.75%, 7/1/98                                    2,999
  7,000    5.70%, 9/2/98                                    6,997
  3,380   FFCB Discount Note,
          5.70%, 12/1/98                                    3,365
    340   FFCB MTN,
          5.53%, 4/29/98                                      340
                                                       ----------
                                                           13,701
                                                       ----------

          FEDERAL HOME LOAN BANK - 37.6%
          FHLB Bonds
  6,000    5.72%, 7/7/98                                    5,999
 12,000    5.715%, 7/21/98                                 11,999
  2,595    5.69%, 10/2/98                                   2,594
  3,800    5.70%, 10/23/98                                  3,799
  3,400    5.792%, 10/23/98                                 3,399
  3,200    5.775%, 10/30/98                                 3,200
  5,400    5.50%, 3/19/99                                   5,395
  5,550    5.50%, 3/26/99                                   5,545
115,000   FHLB Discount Note,
          5.90%, 4/1/98                                   115,000
                                                       ----------
                                                          156,930
                                                       ----------

          OVERSEAS PRIVATE INVESTMENT
          Corp. - 4.3%
 18,000   FRN, 5.52%, 4/1/98                               18,000
                                                       ----------

          SLM HOLDING CORP. - 8.2%
          SLMA MTN
  6,000    5.86%, 6/10/98                                   5,999
  3,000    5.63%, 8/6/98                                    2,999
  1,600    5.60%, 8/11/98                                   1,599
  6,000    5.79%, 9/16/98                                   6,000
  4,000    5.72%, 11/20/98                                  3,998

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          SLM HOLDING CORP. - 8.2% (CONT'D.)
          SLMA MTN (cont'd.)
 $5,500   5.74%, 12/17/98                              $    5,496
  8,000    5.40%, 2/10/99                                   7,993
                                                       ----------
                                                           34,084
                                                       ----------

          Total U.S. Government Agencies
          (cost $245,666)                                 245,666
                                                       ----------

NUMBER
OF SHARES
(000S)
----------
          OTHER - 0.0%

      1   Dreyfus Prime Money Market Fund
          (cost $1)                                             1
                                                       ----------

PRINCIPAL
AMOUNT
(000S)
----------

          REPURCHASE AGREEMENTS - 41.0%

$100,000  HSBC Securities, Inc.,
          dated 3/31/98, repurchase
          price $116,250 (Colld. by U.S.
          Government Securities),
          5.85%, 4/1/98                                   100,000
 50,000   SBC Warburg, Inc.,
          dated 3/31/98,
          repurchase price
          $58,125 (Colld. by U.S.
          Government Securities),
          5.85%, 4/1/98                                    50,000
 21,125   SBC Warburg, Inc.,
          dated 3/31/98,
          repurchase price
          $24,616 (Colld. by U.S.
          Government Securities),
          5.95%, 4/1/98                                    21,125
                                                       ----------

          Total Repurchase Agreements
          (cost $171,125)                                 171,125
                                                       ----------

          Total Investments - 99.9%
          (cost $416,792)                                 416,792

          Other Assets less Liabilities - 0.1%                250
                                                       ----------

          NET ASSETS - 100.0%                            $417,042
                                                       ==========

SCHEDULES OF INVESTMENTS March 31, 1998

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES - 101.1%

          FEDERAL FARM CREDIT BANK - 2.5%
          FFCB Discount Notes
 $  7,500  5.75%, 7/1/98                               $    7,497
    230    5.70%, 12/1/98                                     230
                                                       ----------
                                                            7,727
                                                       ----------

          FEDERAL HOME LOAN BANK - 90.7%
          FHLB Bonds
  4,000    5.96%, 6/9/98                                    4,000
  5,000    5.715%, 7/21/98                                  5,000
    600    5.70%, 10/23/98                                    600
  4,000    5.435%, 2/2/99                                   3,994
  5,200    5.52%, 3/23/99                                   5,196
  3,000    5.50%, 3/26/99                                   2,997
          FHLB Discount Notes
  4,540    5.58%, 4/1/98                                    4,540
  2,328    5.65%, 4/1/98                                    2,328
 84,094    5.90%, 4/1/98                                   84,094
  9,350    5.47%, 4/22/98                                   9,320
 31,000    5.493%, 4/24/98                                 30,891
 19,500    5.43%, 5/1/98                                   19,412
 12,750    5.44%, 5/1/98                                   12,692
 14,382    5.44%, 5/6/98                                   14,306
 10,250    5.41%, 5/8/98                                   10,193
 11,000    5.42%, 5/8/98                                   10,939
  8,500    5.43%, 5/11/98                                   8,449
  9,000    5.424%, 5/13/98                                  8,943
 10,000    5.424%, 5/15/98                                  9,934
 12,820    5.43%, 5/15/98                                  12,735
  2,413    5.43%, 5/20/98                                   2,395
  7,000    5.43%, 5/22/98                                   6,946
  1,440    5.69%, 10/2/98                                   1,439
  2,200    5.70%, 10/23/98                                  2,200
  2,200    5.792%, 10/23/98                                 2,199
  2,200    5.775%, 10/30/98                                 2,200
                                                       ----------
                                                          277,942
                                                       ----------

          SLM HOLDING CORP. - 7.9%
          SLMA MTN
  3,000    5.86%, 6/10/98                                   2,999
  3,000    5.60%, 8/11/98                                   2,997
  6,000    5.79%, 9/16/98                                   5,999

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          SLM HOLDING CORP. - 7.9% (CONT'D.)
          SLMA MTN (cont'd.)
 $6,000    5.82%, 9/16/98                              $    6,002
  2,500    5.72%, 11/20/98                                  2,499
  3,500    5.74%, 12/17/98                                  3,498
                                                       ----------
                                                           23,994
                                                       ----------

          Total U.S. Government Agencies
          (cost $309,663)                                 309,663
                                                       ----------

NUMBER
OF SHARES
(000S)
----------

          OTHER - 0.0%

      1   Dreyfus Prime Money Market Fund
          (cost $1)                                             1
                                                       ----------

          Total Investments - 101.1%
          (cost $309,664)                                 309,664

          Liabilities less Other Assets - (1.1)%          (3,239)
                                                       ----------

          NET ASSETS - 100.0%                            $306,425
                                                       ==========

See notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 1998

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          MUNICIPAL INVESTMENTS - 99.3%

          ALABAMA - 1.0%
$  1,800  Ashland City Industrial Development
          Board IDR (AMT), Russell Corp. Project
          (SunTrust Banks, Inc. LOC),
          3.80%, 4/7/98                                  $  1,800
  3,700   Board of Trustees of University of Alabama
          Revenue Bond, Series 1997, University
          of Alabama at Birmingham Hospital,
          3.70%, 4/7/98                                     3,700
  2,575   Columbia City Industrial Development
          Board IDR (AMT), Russell Corp. Project
          (SunTrust Banks, Inc. LOC), 3.80%, 4/7/98         2,575
  2,575   Geneva County Industrial Development
          Board IDR (AMT), Russell Corp. Project
          (SunTrust Banks, Inc. LOC), 3.80%, 4/1/98         2,575
    700   Greenville City IDR VRDN,
          Series 1992, Allied-Signal Project
          (FMC Corp. Gtd.), 3.85%, 4/7/98                     700
  2,600   Selma City IDR VRDN,
          Series 1996 A, Meadowcraft, Inc. Project
          (NationsBank LOC), 3.85%, 4/7/98                  2,600
  4,300   Stevenson City Environment
          Improvement IDR VRDN, Series 1996
          (AMT), Mead Corp. Project (Soc Gen LOC),
          3.85%, 4/1/98                                     4,300
                                                       ----------
                                                           18,250
                                                       ----------
          ALASKA - 1.2%
  8,025   Alaska Housing Finance Corp.,
          Series PT-37, Merrill P-Floats
          (Banque Nationale de Paris LOC),
          3.67%, 4/1/98                                     8,025
 14,500   Alaska Industrial Development and
          Export Authority VRDN, Series 1996 B
          (AMT) (Seafirst Bank LOC),
          3.75%, 4/7/98                                    14,500
                                                       ----------
                                                           22,525
                                                       ----------
PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------

          ARIZONA - 0.8%
  1,325   Apache County IDR VRDN
          (AMT), Imperial Components, Inc.
          Project (Harris Trust & Savings Bank LOC),
          3.85%, 4/7/98                                     1,325

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          Arizona - 0.8% (cont'd.)
$12,835   Maricopa County PCR VRDN, Series A,
          El Paso Electric Project (Westpac Banking
          Corp. LOC), 3.70%, 4/7/98                       $12,835
                                                       ----------
                                                           14,160
                                                       ----------

          ARKANSAS - 0.3%
  3,250   Lowell City IDR VRDN, Series 1996
          (AMT), Little Rock Newspapers, Inc.
          Project (Bank of New York LOC),
          3.80%, 4/7/98                                     3,250
  2,200   West Memphis City IDR VRDN (AMT),
          Proform Co. LLC Project
          (First Bank LOC), 3.90%, 4/7/98                   2,200
                                                       ----------
                                                            5,450
                                                       ----------

          CALIFORNIA - 2.4%
          California State G.O. Bond
          (FGIC Insured)
    200    Series CR-152, 3.62%, 4/7/98                       200
    800    Series 5027C, 3.62%, 4/7/98                        800
  3,000   California State G.O. Bond,
          Series SG-91, Merrill Floating Rate Receipts,
          3.70%, 4/7/98                                     3,000
  9,000   California State HFA Home Mortgage
          Revenue FRN, Series E (AMT),
          3.55%, 7/1/98                                     9,000
  4,600   California State RAN, Series 1997,
          4.00%, 4/1/98                                     4,600
  8,500   Irvine Ranch County Consolidated
          Water Districts 2, 102, 103-3, 203 & 206
          VRDN, Series 1993 B (Morgan Guaranty
          Trust Co. LOC), 3.70%, 4/1/98                     8,500
  2,746   Los Angeles City IDR VRDN,
          Series BTP-129 (Colld. by U.S. Government
          Securities), 3.90%, 10/8/98                       2,746
  5,000   Los Angeles County TRAN, Series A,
          4.50%, 6/30/98                                    5,008
  9,420   Riverside County TRAN, Series A,
          4.50%, 6/30/98                                    9,432
                                                       ----------
                                                           43,286
                                                       ----------

          COLORADO - 1.5%
 15,038   Arapahoe County Capital Improvements TOB,
          Series E BTP-255, Project E-470,
          3.80%, 4/7/98                                    15,038


SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------

          COLORADO - 1.5% (CONT'D.)
$  4,500  Colorado HFA VRDN (AMT), Metal Sales
          Manufacturing Corp. Project (Star Bank
          LOC), 3.90%, 4/1/98                            $  4,500
  4,800   Denver City and County, Series 1997A
          (AMT), Airport Systems Sub Revenue Bonds,
          3.60%, 5/15/98                                    4,800
  2,000   Pitkin County IDR, Series 1994 B (AMT),
          Aspen Skiing Project (First National Bank
          of Chicago LOC), 3.90%, 4/1/98                    2,000
                                                       ----------
                                                           26,338
                                                       ----------

          DELAWARE - 0.2%
  1,325   Delaware State Economic Development
          Authority PCR VRDN, Allied-Signal Corp.
          Project (FMC Corp. Gtd.), 3.85%, 4/7/98           1,325
  2,200   Delaware State Economic Development
          Authority, Series 1996 A (AMT), Ciba-Geigy
          Project (Union Bank of Switzerland LOC),
          3.90%, 4/1/98                                     2,200
                                                       ----------
                                                            3,525
                                                       ----------

          DISTRICT OF COLUMBIA - 2.9%
 23,300   District of Columbia Metro Airport
          Authority, Series 1997 C (AMT), Airport
          Systems Revenue Bond, 3.70%, 4/7/98              23,300
          District of Columbia Metro Airport
          Authority Passenger Facility
  4,500    3.90%, 4/16/98                                   4,500
  5,000    3.90%, 4/16/98                                   5,000
 20,000    3.60%, 5/22/98                                  20,000
                                                       ----------
                                                           52,800
                                                       ----------

          FLORIDA - 2.5%
  5,500   Broward County HFA Revenue VRDN,
          Sanctuary Park Apts. Multifamily Project
          (PNC Bank LOC), 3.80%, 4/1/98                     5,500
  5,000   Dade County Solid Waste Systems Revenue
          Bond BAN, 4.75%, 9/1/98                           5,011
  4,545   Duval County HFA Mortgage Revenue
          VRDN, Series 1996-3A (AMT), Clipper
          Trust Certificate, 3.87%, 4/7/98                  4,545
  1,500   Escambia County PCR, Series 1997 A Gulf
          Power Co. Project, 3.90%, 4/1/98                  1,500

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          FLORIDA - 2.5% (CONT'D.)
          Florida State Board of Education Capital
          Outlay VRDN
 $3,660   Series BTP-52 ADP Class B,
          3.85%, 4/7/98                                  $  3,660
  6,594   Series BTP-233, 3.90%, 10/8/98                    6,594
  3,900   Florida State Board of Education VRDN,
          Series 1994 E, Eagle Trust, 3.82%, 4/7/98         3,900
  7,585   Florida State Department of
          Environmental Protection VRDN,
          Series 1994 A BTP-64 (MBIA Insured),
          3.85%, 4/7/98                                     7,585
  4,400   Florida State Housing Finance Agency,
          Series 2 (AMT), 3.90%, 4/7/98                     4,400
  1,300   Highlands County Health Facilities
          VRDN, Series 1996 A, Adventist Health
          System (CAPMAC Insured),
          3.85%, 4/7/98                                     1,300
    400   Jacksonville City Capital Project, Series 1
          (AMBAC Insured), 3.70%, 4/7/98                      400
    900   Jacksonville City PCR, Series 1997 NN,
          Florida Power and Lighting Co. Project,
          3.80%, 4/1/98                                       900
                                                       ----------
                                                           45,295
                                                       ----------

          GEORGIA - 3.6%
  6,600   Burke County Development Authority
          PCR, Series 1997 (AMT), Georgia Power
          Co. Plant Vogtle Project, 3.85%, 4/1/98           6,600
  5,300   Clayton County IDA IDR VRDN (AMT),
          Blue Circle Aggregates, Inc. Project
          (Denmark Danske Bank LOC),
          3.80%, 4/7/98                                     5,300
  3,000   Clayton County Housing Authority
          Revenue VRDN (AMT), Williamsburg South
          Apartments Project (PNC Bank LOC),
          3.90%, 4/7/98                                     3,000
  5,200   DeKalb County Housing Authority
          Revenue VRDN, Series 1995 (AMT), Cedar
          Creek Apartment Project (General Electric
          Capital Corp. LOC), 3.90%, 4/7/98                 5,200
  2,500   Floyd County IDA (AMT), Marglens
          Industries, Inc. Project (SunTrust Banks,
          Inc. LOC), 3.80%, 4/7/98                          2,500
  4,000   Fulton County Development Authority,
          Series 1997, Woodward Academy, Inc.
          Project (SunTrust Banks, Inc. LOC),
          3.70%, 4/7/98                                     4,000

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          GEORGIA - 3.6% (CONT'D.)
          Georgia HFA Conventional Mortgage TOB
          (AMT), Various Programs
$ 9,180    Series 1990 C, 3.85%, 6/1/98                  $  9,180
  1,480    Series 1990 D, 3.85%, 6/1/98                     1,480
 15,655   Georgia Municipal Electric Authority VRDN,
          Subordinated Series 1985 B (G.O. of
          Participants Insured) (Credit Suisse/First
          Boston LOC), 3.65%, 4/7/98                       15,655
  2,000   Gwinett County IDR, Series 1998 (AMT),
          Network Publications, Inc. (NationsBank
          LOC), 3.80%, 4/7/98                               2,000
  4,150   Henry County Development Authority,
          Series 1997 (AMT), Atlas Roofing Corp.
          Project (SunTrust Banks, Inc. LOC),
          3.80%, 4/7/98                                     4,150
  5,000   Savannah City Economic Development
          Authority, Series 1997 (AMT), Kaolin
          Terminals Project (NationsBank LOC),
          3.80%, 4/7/98                                     5,000
  2,000   Whitfield County IDA, Series 1998 (AMT),
          H&S Whitting, Inc. Project (NationsBank
          LOC), 3.80%, 4/7/98                               2,000
                                                       ----------
                                                           66,065
                                                       ----------

          HAWAII - 0.8%
  5,000   Hawaii State Department of Budget and
          Finance, Series A (AMT), Hawaiian Electric
          Co. Project (MBIA Insured),
          3.85%, 4/7/98                                     5,000
 10,000   Honolulu City and County G.O. Bonds,
          Series 1997 C (Citibank Trust LOC),
          3.92%, 4/7/98                                    10,000
                                                       ----------
                                                           15,000
                                                       ----------

          ILLINOIS - 11.0%
  3,500   Arlington Heights IDR VRDN, Series 1997
          (AMT), 3E Graphics and Printing Project
          (Harris Trust & Savings Bank LOC),
          3.80%, 4/7/98                                     3,500
  9,580   Aurora City Rental Housing Revenue Bonds,
          Series PA-328, Fox Valley Project (Merrill
          Lynch Gtd.), 3.87%, 4/7/98                        9,580
  2,215   Bedford Park City IDR VRDN, Series 1997,
          Cintas Sales Corp. Project (PNC Bank
          LOC), 3.90%, 4/7/98                               2,215

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ILLINOIS - 11.0% (CONT'D.)
$  7,000  Bolingbrook City Multifamily Housing
          VRDN, Series 1997 A (AMT), Amberton
          Apartments Project (LaSalle National
          Bank LOC), 3.75%, 4/7/98                       $  7,000
 11,320   Chicago City Building Acquisition
          Certificates, Series 1997 SSP-7
          (FSA Insured), 3.825%, 4/7/98                    11,320
  2,655   Chicago City IDR, Series B (AMT),
          Guernsey Bel, Inc. Project (Harris Trust
          & Savings Bank LOC), 3.85%, 4/7/98                2,655
  4,500   Chicago City Midway Airport Revenue
          VRDN, Series 1995 (AMT), American
          Trans Air, Inc. Project (National
          Bank of Detroit LOC), 3.85%, 4/7/98               4,500
  2,400   Chicago City O'Hare International
          Airport Revenue VRDN, Series 1988 A
          (AMT) (Bayerische Landesbank LOC),
          3.75%, 4/7/98                                     2,400
  9,495   Chicago City Public Building Commission,
          Series A PA-155, Merrill P-Floats (MBIA
          Insured), 3.75%, 4/7/98                           9,495
  1,855   Des Plaines City IDR VRDN,
          Series 1996 (AMT), Finzer Roller, Inc.
          Project (Harris Trust & Savings Bank LOC),
          3.85%, 4/7/98                                     1,855
  3,750   Frankfort City IDR, Series 1996 (AMT),
          Bimba Manufacturing Co. Project
          (Harris Trust & Savings Bank LOC),
          3.85%, 4/7/98                                     3,750
  5,000   Fulton County IDR VRDN, Series 1998,
          (AMT), Drives, Inc. Project (Harris Trust &
          Savings Bank LOC), 3.80%, 4/7/98                  5,000
  1,755   Illinois Development Finance Authority
          IDR VRDN (AMT), Bimba Manufacturing
          Co. Project (Harris Trust & Savings Bank
          LOC), 3.85%, 4/7/98                               1,755
  5,950   Illinois Development Finance Authority
          IDR VRDN, Enterprise Office Campus
          (FNMA LOC), 3.75%, 6/1/98                         5,950
  4,100   Illinois Development Finance Authority
          VRDN (AMT), Series 1997,
          Ciccone Food Products Project
          (Harris Trust & Savings Bank LOC),
          3.80%, 4/7/98                                     4,100


SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ILLINOIS - 11.0% (CONT'D.)
$  2,400  Illinois Development Finance Authority
          IDR VRDN, Series 1997 A (AMT), Randall
          Metals Corp. Project (LaSalle National
          Bank LOC), 3.95%, 4/7/98                       $  2,400
  1,400   Illinois Development Finance Authority
          VRDN, Series 1990 (AMT), Solar Press, Inc.
          Project (First National Bank of Chicago
          LOC), 3.80%, 4/7/98                               1,400
  1,700   Illinois Development Finance Authority
          VRDN, WBEZ Alliance, Inc. Project
          (LaSalle National Bank LOC),
          3.70%, 4/7/98                                     1,700
  4,000   Illinois Educational Facilities Authority
          VRDN, Series 1996, The Art Institute of
          Chicago Project, 3.75%, 4/7/98                    4,000
  3,300   Illinois Educational Facilities Authority,
          Cultural Pooled Financing Project
          (American National Bank LOC),
          3.75%, 4/7/98                                     3,300
  7,600   Illinois Educational Facilities Authority
          VRDN, National College of Education
          Project (Harris Trust & Savings Bank LOC),
          3.75%, 4/7/98                                     7,600
  7,000   Illinois Health Facility Authority, Series
          1985B, Evanston Hospital Corp.,
          3.60%, 8/31/98                                    7,000
  2,300   Illinois Health Facility Authority, Series
          1996, Proctor Hospital Corp. (Bank One
          LOC), 3.70%, 4/7/98                               2,300
  4,700   Illinois Health Facility Authority, Series E,
          Franciscan Eldercare (LaSalle National Bank
          LOC), 3.75%, 4/7/98                               4,700
  9,585   Illinois Health Facility Authority, Series A,
          Loyola University Health (MBIA Insured),
          3.50%, 4/7/98                                     9,585
  2,000   Illinois Health Facility Authority VRDN,
          Revolving Pooled Loan Facility (First
          National Bank of Chicago LOC),
          3.70%, 4/7/98                                     2,000
 15,000   Illinois Housing Development Authority
          Homeowner Mortgage (AMT),
          Series 1997 B-2, 4.15%, 7/7/98                   15,000

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          ILLINOIS - 11.0% (CONT'D.)
$15,806   Illinois Metropolitan Pier and Exposition
          Authority Dedicated Sales TRB,
          Series BTP-230-A, Inc. Project
          (Harris Trust & Savings Bank LOC),
          3.70%, 9/22/98                                $  15,806
  7,500   Ladd Village IDR VRDN, Series 1996
          (AMT), O'Neal Metals (NationsBank
          LOC), 3.85%, 4/7/98                               7,500
  2,000   Lisle Village Multifamily Housing VRDN,
          Series 1996, Four Lakes Phase V Project
          (FNMA Insured), 3.70%, 4/7/98                     2,000
  3,560   Metropolitan Pier and Exposition Authority,
          Series 1996 A, McCormick Place Project
          (AMBAC Insured), 3.80%, 4/7/98                    3,560
  3,150   Niles Village IDR VRDN, Series 1996
          (AMT), Lewis Spring and Manufacturing
          Co. Project (Harris Trust & Savings Bank
          LOC), 3.85%, 4/7/98                               3,150
  5,000   Palos Hill County Multifamily Housing,
          Series 1998 (AMT), Green Oaks Project,
          (LaSalle National Bank LOC),
          3.85%, 4/7/98                                     5,000
  9,400   Pooled Puttable Float Option (AMT),
          Series PT6, Various State and Housing
          Agencies, 4.075%, 8/6/98                          9,401
  3,000   Rockford City IDR, Series 1998 (AMT),
          Ring Can Corp. Project (SunTrust Banks,
          Inc. LOC), 3.80%, 4/7/98                          3,000
  2,375   Romeoville City IDR, Series 1997 (AMT),
          Metropolitan Industries, Inc. Project
          (Harris Trust & Savings Bank LOC),
          3.85%, 4/7/98                                     2,375
  6,000   Savanna City IDR VRDN, Series 1994
          (AMT), Metform Corp. Project (First
          National Bank of Chicago LOC),
          3.80%, 4/7/98                                     6,000
  6,200   Schaumburg City Multifamily Housing,
          Series 1989 Treehouse II Apartments Project
          (Barclays Bank LOC), 3.75%, 4/7/98                6,200
                                                       ----------
                                                          200,052
                                                       ----------

          INDIANA - 1.5%
  2,790   Anderson City Economic Development
          VRDN, Series 1996 (AMT), Gateway
          Village Project (FHLB LOC),
          3.80%, 4/1/98                                     2,790

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          INDIANA - 1.5% (CONT'D.)
 $1,500   Greencastle City IDR VRDN, Series 1996
          (AMT), Crown Equipment Corp. Project
          (Mellon Bank LOC), 3.95%, 4/7/98               $  1,500
  2,840   Hammond City Economic Development
          VRDN, Series 1996 A (AMT), Annex at
          Douglas Point Project (FHLB LOC),
          3.80%, 4/7/98                                     2,840
  8,000   Indiana Bond Bank, Advanced Funding
          Program, Series A-2, 4.00%, 1/20/99               8,024
          Indiana Development Finance Authority
          IDR VRDN (AMT), Red Gold, Inc. Project
          (Harris Trust & Savings Bank LOC)
  5,100   Series 1994 A, 3.85%, 4/7/98                      5,100
  3,200   Series 1994 B, 3.85%, 4/7/98                      3,200
  2,900   Indiana State Development Finance
          Authority VRDN, Indiana Historical Society,
          Inc. Project (NBD Bank LOC),
          3.70%, 4/7/98                                     2,900
                                                       ----------
                                                           26,354
                                                       ----------

          IOWA - 1.5%
  6,085   Iowa Finance Authority SFM,
          Series 1997 A, 3.67%, 4/1/98                      6,085
  2,240   Iowa Finance Authority SFM, Series A
          (GNMA/FNMA Insured),
          3.65%, 2/24/99                                    2,240
  3,475   Iowa Finance Authority, Series B (AMT),
          SFM Backed Program
          (GNMA/FNMA Insured), 3.70%, 2/24/99               3,475
          Iowa Finance Authority Waste Disposal
          Revenue VRDN (AMT), Cedar River Paper
          Co. Project (Swiss Bank Corp. LOC)
  1,100    Series 1993 A, 3.95%, 4/1/98                     1,100
  3,600    Series 1995 A, 3.95%, 4/1/98                     3,600
  5,000    Series 1996 A, 3.95%, 4/1/98                     5,000
  6,000    Series 1997 A, 3.95%, 4/1/98                     6,000
                                                       ----------
                                                           27,500
                                                       ----------

          KANSAS - 0.8%
  7,000   Topeka City Temporary Notes,
          Series A, 4.00%, 7/15/98                          7,002
  8,000   Wichita City G.O. Temporary Notes,
          Series 194, 4.25%, 8/27/98                        8,018
                                                       ----------
                                                           15,020
                                                       ----------
See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          KENTUCKY - 5.6%
$  3,951  Carroll County Solid Waste Disposal
          Revenue VRDN (AMT), North American
          Stainless Project (Banco Bilbao Vizcaya
          LOC), 3.95%, 4/7/98                          $    3,951
  3,265   Clark County Industrial Building IDR
          VRDN, Series 1996 (AMT), Bluegrass Art
          Cast Project (Bank One LOC),
          3.85%, 4/7/98                                     3,265
          Daviess County Waste Disposal Facility
          IDR VRDN (AMT), Scott Paper Co. Project
          (Kimberly-Clark Corp. Gtd.)
 21,800    Series 1993 A, 3.85%, 4/1/98                    21,800
 15,300    Series 1993 B, 3.85%, 4/1/98                    15,300
 11,900    Series 1994 A, 3.85%, 4/1/98                    11,900
  2,500   Greenville City IDR VRDN,
          Wetterau, Inc. Project (PNC Bank LOC),
          3.80%, 4/7/98                                     2,500
 10,000   Kentucky Interlocal School Transportation
          Association TRAN, 4.09%, 6/30/98                 10,001
  9,500   Kentucky Rural Water Finance Corp.
          Notes, Series 1996, Public Construction
          Project, 4.375%, 4/1/98                           9,500
 12,000   Louisville and Jefferson Counties VRDN
          (AMT), Regional Airport Authority System,
          Series 1997 A-1 (National City Bank of
          Louisville LOC), 3.90%, 4/7/98                   12,000
 12,000   Mayfield City Lease Revenue VRDN,
          Series 1996, Kentucky League of Cities
          Pooled Project (PNC Bank LOC),
          3.80%, 4/7/98                                    12,000
                                                       ----------
                                                          102,217
                                                       ----------

          LOUISIANA - 0.5%
  2,100   Ascension Parish VRDN, Series 1995
          (AMT), BASF Corp. Project, 3.95%, 4/1/98          2,100
  2,900   Louisiana Public Facility Authority
          Hospital, Series 1997, Willis-Knighton
          Medical Center (AMBAC Insured),
          3.70%, 4/7/98                                     2,900
  4,000   South Louisiana Port Commission, Series
          1997 (AMT), Holnam, Inc. Project
          (ABN Amro Holding LOC),
          3.75%, 4/7/98                                     4,000
                                                       ----------
                                                            9,000
                                                       ----------
SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------

          MAINE - 1.0%
$  2,000  Fort Fairfield County Revenue Bond (AMT),
          Atlantic Custom Processors (PNC Bank
          LOC), 3.95%, 4/7/98                            $  2,000
  5,000   Maine Public Utility Finance Bank
          Revenue VRDN, Series 1996 (AMT), Maine
          Public Service Co. Project (Bank of New
          York LOC), 3.80%, 4/7/98                          5,000
 10,400   Maine State Housing Authority (AMT),
          Multifamily Development, Park Village
          Apartment Project (GE Capital Corp. LOC),
          3.85%, 4/7/98                                    10,400
                                                       ----------
                                                           17,400
                                                       ----------

          MARYLAND - 2.0%
  2,200   Baltimore City Economic Development
          VRDN, Series 1985, Mt. Washington
          Pediatric Hospital, Inc. (Mellon Bank LOC),
          3.85%, 4/7/98                                     2,200
  2,000   Cecil County Economic Development
          VRDN (AMT), Steel Techs, Inc. Facility
          (PNC Bank LOC),
          3.95%, 4/7/98                                     2,000
     10   Maryland State Community
          Development Administration, Series
          PT-12, Merrill P-Floats (Commerzbank A.G.
          LOC), 3.67%, 4/1/98                                  10
  2,975   Maryland State Economic Development
          Corp. VRDN (AMT), Unsite Design, Inc.
          (Mellon Bank N.A. LOC), 3.95%, 4/7/98             2,975
  2,375   Maryland State Health and Higher
          Educational Facilities Authority Revenue
          VRDN, Series A (NationsBank LOC),
          3.65%, 4/1/98                                     2,375
  3,000   Maryland State IDA, Townsend Culinary,
          Inc. Project (SunTrust Banks, Inc. LOC),
          3.90%, 4/7/98                                     3,000
 24,000   Montgomery County CP BAN, Series 1995,
          3.60%, 4/9/98                                    24,000
                                                       ----------
                                                           36,560
                                                       ----------

          MASSACHUSETTS - 0.3%
  3,095   Massachusetts State HFA VRDN, Series
          1996-5A (AMT), Clipper Trust Certificate
          (AMBAC Insured), 3.77%, 6/1/98                    3,095

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          MASSACHUSETTS - 0.3% (CONT'D.)
$  2,200  Massachusetts State HFA VRDN, Series
          PA-132 (AMT), Harbor Point Project
          (AMBAC Insured), 3.85%, 4/7/98                 $  2,200
                                                       ----------
                                                            5,295
                                                       ----------

          MICHIGAN - 1.3%
  6,000   Detroit City School District State School
          Aid Notes, Series 1997, 4.50%, 5/1/98             6,003
  1,100   Michigan Strategic Fund PCR, Series
          1995 CC, Detroit Edison Project (Barclays
          Bank PLC LOC), 3.80%, 4/1/98                      1,100
  6,900   Michigan Strategic Fund Ltd. VRDN, Series
          1992 (AMT), Dow Chemical Co. Project
          (Dow Chemical Gtd.), 3.90%, 4/1/98                6,900
  2,330   Michigan Strategic Fund Ltd. VRDN (AMT),
          Kruger Commodities, Inc. Project (Harris
          Trust & Savings Bank LOC), 3.85%, 4/7/98          2,330
  4,000   Michigan State TRAN, Series 1997 B,
          4.50%, 7/2/98                                     4,006
  3,300   Midland County Economic Development
          Corp., Series 1993 A (AMT), Dow Chemical
          Corp. Project, 3.95%, 4/1/98                      3,300
                                                       ----------
                                                           23,639
                                                       ----------

          MINNESOTA - 0.2%
  3,060   Stearns County Housing and
          Redevelopment Authority VRDN
          (AMT), Cold Spring Granite Co. Project
          (First Bank LOC), 3.90%, 4/7/98                   3,060


          MISSISSIPPI - 0.7%
  9,325   Mississippi State G.O. Refunding
          Bonds, Series BTP-207, 3.80%, 4/7/98              9,325
  3,310   Mississippi State Home Single Family
          Revenue Bonds, Series G-CL5 (AMT),
          PT-146, P-Floats, 3.85%, 4/7/98                   3,310
                                                       ----------
                                                           12,635
                                                       ----------

          MISSOURI - 2.2%
  7,500   Missouri Higher Education Loan Authority,
          Series 1990 B (National Westminster LOC),
          3.80%, 4/7/98                                     7,500
 17,200   Missouri Higher Education Loan Authority
          VRDN, Series 1990 A (AMT) (National
          Westminster LOC), 3.80%, 4/7/98                  17,200

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          MISSOURI - 2.2% (CONT'D.)
$  1,000  Missouri Higher Education Loan Authority
          VRDN, Series 1991 B (AMT)
          (MBIA Insured), 3.85%, 4/7/98                  $  1,000
  6,140   Missouri Housing Development VRDN,
          Series 1994 A (AMT), Merrill P-Floats
          PA-116 (Colld. by U.S. Government
          Securities), 3.85%, 4/7/98                        6,140
  8,000   St. Louis City TRAN, Series 1997,
          4.50%, 6/30/98                                    8,012
                                                       ----------
                                                           39,852
                                                       ----------

          MONTANA - 2.6%
          Montana Board of Housing SFM VRDN,
          Merrill P-Floats
  3,920    Series 1996-A-2, PT-87, 3.85%, 4/7/98            3,920
  4,000    Series 1997, PA-158, 3.85%, 4/7/98               4,000
 39,200   Montana Board of Investment Resources
          Recovery Revenue VRDN (AMT), Colstrip
          Energy L.P. Project (Credit Locale de
          France LOC), 3.80%, 4/7/98                       39,200
                                                       ----------
                                                           47,120
                                                       ----------

          NEBRASKA - 0.4%
  2,000   Nebraska Investment Finance Authority
          SFM TOB, Series B (FGIC Insured),
          3.70%, 7/15/98                                    2,000
  5,700   Omaha Public Power District
          Electric Revenue Bond, Series A,
          4.05%, 2/1/99                                     5,722
                                                       ----------
                                                            7,722
                                                       ----------

          NEVADA -  2.1%
 20,100   Clark County Nevada Airport Improvement
          Refunding Revenue Bond, Series 1993 A
          (MBIA Insured), 3.65%, 4/7/98                    20,100
 18,065   Nevada State G.O. VRDN, Series 1997
          SGB31 (FGIC Insured), 3.80%, 4/7/98              18,065
                                                       ----------
                                                           38,165
                                                       ----------

          NEW HAMPSHIRE - 1.0%
 18,000   New Hampshire State Business Finance
          Authority, Series A (AMT), United
          Illuminating Co. (Barclays Bank of New
          York LOC), 3.80%, 4/7/98                         18,000
                                                       ----------

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          NEW JERSEY - 0.7%
$13,515   New Jersey Transportation Trust Fund
          Authority, Series 1996 B PT-161, P-Floats,
          3.70%, 2/26/99                                  $13,515
                                                       ----------

          NEW YORK - 1.0%
    589   Marine Midland Premium Loan Trust
          Variable Rate COP, Series 1991 A (Hong
          Kong and Shanghai Banking Corp. LOC),
          3.65%, 4/7/98                                       589
  3,200   New York City Municipal Water Finance
          Authority, Water and Sewer System
          Revenue Bonds, Series 1994 E
          (MBIA Insured), 3.72%, 4/7/98                     3,200
  4,800   New York City G.O. VRDN, Series 1993 B
          (FGIC Insured), 3.80%, 4/1/98                     4,800
  1,400   New York City G.O., Sub-Series A-7
          (Morgan Guaranty Trust LOC),
          3.85%, 4/1/98                                     1,400
  1,100   New York City RAN, Series 26 LB Trust
          Receipts (Soc Gen LOC),
          4.00%, 4/1/98                                     1,100
  4,600   New York State Environmental Facilities
          Corp. PCR VRDN, Weekly Optional Put,
          Eagle Trust No. 94302 (FSA Insured),
          3.70%, 4/7/98                                     4,600
  2,420   Pooled VRDN, P-Floats, Series PPT2
          (Backed by Alaska HFC & South Dakota
          HFA), 3.58%, 4/11/98                              2,420
                                                       ----------
                                                           18,109
                                                       ----------

          NORTH CAROLINA - 1.8%
  2,500   Brunswick County PCR IDR VRDN,
          Series 1996 (AMT), Armada Project
          (NationsBank LOC), 3.80%, 4/7/98                  2,500
  5,900   Capital Regional Airport Commission
          Passenger Facility Charge Revenue VRDN
          (AMT) (First Union National Bank of
          Charlotte LOC), 3.80%, 4/7/98                     5,900
  8,100   Catawba County PCR IDR, Series 1996
          (AMT), Hooker Furniture Corp. Project
          (NationsBank LOC), 3.80%, 4/7/98                  8,100
  2,500   Mecklenburg County PCR IDR VRDN,
          Series 1996 (AMT), SteriGenics
          International Project (Comerica Bank
          LOC), 3.90%, 4/7/98                               2,500


SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          NORTH CAROLINA - 1.8% (CONT'D.)
$  8,135  Mecklenburg County Variable Lease,
          Series 1996, YMCA of Charlotte Project
          (Wachovia Bank LOC), 3.65%, 4/7/98             $  8,135
  2,500   North Carolina Medical Care Commission,
          Series A, Pooled Financing Project
          (NationsBank LOC), 3.85%, 4/1/98                  2,500
  3,800   North Carolina State Ports Authority
          VRDN, Series 1996 (AMT), Morehead
          City Terminals, Inc. (NationsBank LOC),
          3.80%, 4/7/98                                     3,800
                                                       ----------
                                                           33,435
                                                       ----------

          OHIO - 3.3%
  6,710   Dublin Inn Tax-Exempt Mortgage Bond
          Trust, Series 1987, Six Month Demand
          Adj. Rate Certificate (Huntington National
          Bank LOC), 4.57%, 9/1/98                          6,710
  4,000   Ohio State Air Quality Development
          Authority, Series A, Pollution Control-
          Duquesne Light (Union Bank of
          Switzerland LOC), 3.95%, 7/10/98                  4,000
  9,000   Ohio State Air Quality Development
          Authority VRDN, Series A, Ohio Edison
          Project (Toronto Dominion Bank LOC),
          3.65%, 2/1/99                                     9,000
  4,755   Ohio State HFA VRDN, Series 1989 A
          (AMT), 3.80%, 4/7/98                              4,755
  1,940   Ohio State Higher Education Facility
          Revenue TOB, Series BTP-29 ADP, Class B
          (MBIA Insured), 3.85%, 4/7/98                     1,940
  5,875   Ohio State Infrastructure Improvement
          VRDN, Series 1994, BTP-170,
          3.75%, 10/22/98                                   5,875
  8,910   Ohio State Public Facilities Commission,
          Series 2A BTP-237, Higher Education
          Facilities Project (AMBAC Insured),
          4.15%, 4/8/98                                     8,910
  2,900   Ohio State Water Development Authority
          PCR VRDN, Philip Morris Cos. Project
          (Philip Morris Cos., Inc. Gtd.),
          4.00%, 4/7/98                                     2,900
 13,000   Student Loan Funding Corp., Series 1983 A,
          Ohio Student Loan (Bank of America
          LOC), 3.70%, 4/7/98                              13,000

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          OHIO - 3.3% (CONT'D.)
$  2,500  Union County IDR VRDN (AMT),
          Union Aggregates Co. Project
          (PNC Bank LOC), 3.95%, 4/7/98                  $  2,500
                                                       ----------
                                                           59,590
                                                       ----------

          OKLAHOMA - 1.0%
 11,195   Oklahoma Water Resources Board,
          Series 1994 A, State Loan Program
          (Swiss Bank Corp. LOC), 3.55%, 9/1/98            11,195
  7,245   Tulsa City Airport Improvement
          VRDN, Series B-1 (AMT) (MBIA Insured),
          3.82%, 4/7/98                                     7,245
                                                       ----------
                                                           18,440
                                                       ----------

          OREGON - 1.3%
  1,100   Metropolitan Service District Riedel
          Oregon Compost Waste Disposal VRDN
          (AMT) (US National Bank LOC),
          4.00%, 4/7/98                                     1,100
  4,820   Multnomah County School District
          G.O. Bond, Series 1996 BTP-208,
          3.90%, 6/1/98                                     4,820
  3,900   Oregon State Economic Development
          Revenue, Series 176 (AMT), Cascade Steel
          Rolling Mills Project (Commerzbank A.G.
          LOC), 3.80%, 4/7/98                               3,900
  6,600   Oregon State Economic Development
          Revenue, Series 181 (AMT), Oregon Metal
          Slitters, Inc. (Key Bank N.A. LOC),
          3.80%, 4/7/98                                     6,600
  5,000   Portland City Multifamily Revenue
          VRDN, Series 1996 (AMT), Union Station
          Project - Phase B (US National Bank LOC),
          3.90%, 4/7/98                                     5,000
  1,590   Portland City Sewer System Revenue,
          Series PA-169, Merrill P-Floats (FGIC
          Insured), 3.80%, 4/7/98                           1,590
                                                       ----------
                                                           23,010
                                                       ----------

          PENNSYLVANIA - 11.0%
  4,000   Allegheny County Environment
          Improvement IDA, Series 1987, USX Corp.
          Project (Commerzbank LOC),
          3.60%, 6/4/98                                     4,000

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          PENNSYLVANIA - 11.0% (CONT'D.)
$  3,930  Allegheny County Hospital Development
          Authority, Series B-1, Presbyterian
          University Hospital (PNC Bank LOC),
          3.70%, 4/1/98                                  $  3,930
  4,925   Allegheny County IDA VRDN, Series
          1991, Eye and Ear Properties Corp.
          (Pittsburgh National Bank LOC),
          3.70%, 4/1/98                                     4,925
  3,000   Allegheny County IDA VRDN, Series A,
          Sewickley Academy Project (PNC Bank
          LOC), 3.80%, 4/7/98                               3,000
  3,700   Chester County IDA, Series 1997 A (AMT),
          KAC III Realty Corp. Project (PNC Bank
          LOC), 3.95%, 4/7/98                               3,700
 22,500   Delaware Valley Regional Finance
          Authority VRDN, Series 1997 A, Merril
          Lynch P-Floats (Midland Bank PLC LOC),
          3.80%, 5/21/98                                   22,500
 36,900   Emmaus County General Authority
          Bond, Series 1996, Variable Rate Loan
          Program (FSA Insured), 3.75%, 4/7/98             36,900
  3,600   Pennsylvania Economic Development
          Finance Authority IDR VRDN, Series
          1996 A1-8 (AMT) (PNC Bank LOC),
          3.95%, 4/7/98                                     3,600
          Pennsylvania Higher Education
          Assistance Agency VRDN (AMT),
          Student Loan Program (SLMA LOC)
 22,900    Series 1994 A, 3.80%, 4/7/98                    22,900
 20,500    Series 1995 A, 3.80%, 4/7/98                    20,500
  8,500    Series 1997 A, 3.80%, 4/7/98                     8,500
  6,700   Pennsylvania Higher Education Facilities
          Authority Revenue Bond VRDN, Series I
          (Allied Irish Bank PLC LOC),
          4.50%, 11/1/98                                    6,724
  9,900   Pennsylvania Intergovernmental Coop
          Authority, BTP-288, Philadelphia City
          Funding Program (FGIC Insured),
          3.80%, 4/7/98                                     9,900
 20,000   Philadelphia City School District TRAN,
          Series 1997 (Commerzbank LOC),
          4.50%, 6/30/98                                   20,026
  5,000   Philadelphia City TRAN, Series 1997 A,
          4.50%, 6/30/98                                    5,006

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          PENNSYLVANIA - 11.0% (CONT'D.)
$  2,600  Quakertown Hospital Authority VRDN,
          Hospital Group Pooled Financing (PNC
          Bank LOC), 3.75%, 4/7/98                     $    2,600
  6,900   Schuylkill County IDA VRDN, Gilberton
          Power Project (Mellon Bank LOC),
          3.70%, 4/7/98                                     6,900
 10,000   York City General Authority Pooled
          Financing, Series 1996 (First Union
          National Bank LOC), 3.80%, 4/1/98                10,000
  1,410   Washington County Hospital Authority
          VRDN, Series B1-E, Eye & Ear Hospital
          (PNC Bank LOC), 3.70%, 4/1/98                     1,410
  2,125   Washington County IDA VRDN (AMT),
          Accutrex Products, Inc. (Mellon Bank
          LOC), 3.95%, 4/7/98                               2,125
                                                       ----------
                                                          199,146
                                                       ----------

          SOUTH CAROLINA - 0.7%
  5,400   Cherokee County IDR VRDN, Series 1989
          (AMT), Oshkosh Truck Corp. Project
          (NationsBank LOC), 3.80%, 4/7/98                  5,400
          Lexington County IDR VRDN,
          Allied-Signal Project (FMC Corp. Gtd.)
    200    Series 1992, 3.85%, 4/7/98                         200
    900    Series 1992 A, 3.85%, 4/7/98                       900
  5,800   South Carolina Jobs Economic Development
          Authority (AMT), Greenville YMCA Project
          (NationsBank LOC), 3.75%, 4/7/98                  5,800
                                                       ----------
                                                           12,300
                                                       ----------

          SOUTH DAKOTA - 0.8%
  8,410   South Dakota Economic Development
          Finance Authority VRDN, Series 1996
          (AMT), Hastings Filters, Inc. Project
          (Harris Trust & Savings Bank LOC),
          3.85%, 4/7/98                                     8,410
          South Dakota Housing Development
          Authority Homeowner Mortgage VRDN
          (AMT), Merrill P-Floats
  2,320    Series PA-119, 3.85%, 4/7/98                     2,320
  4,300    Series PT-73-A, 3.80%, 4/7/98                    4,300
                                                       ----------
                                                           15,030
                                                       ----------
SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          TENNESSEE - 3.9%
          Clarksville Tennessee Public Building
          Authority, Tennessee Muni Bond Fund
          (NationsBank LOC)
 $4,200    Series 1995, 3.70%, 4/7/98                    $  4,200
  5,500    Series 1997, 3.70%, 4/7/98                       5,500
  1,500   Dickson County IDR VRDN, Series
          1996 (AMT), Tennessee Bun Co. LLC
          Project (PNC Bank LOC), 3.95%, 4/7/98             1,500
  1,200   Greeneville IDR VRDN, Series 1993, Pet,
          Inc. Project (Credit Suisse LOC),
          3.80%, 4/7/98                                     1,200
  2,000   Hendersonville County IDR VRDN,
          Multifamily Housing Windsor Park Project
          (FNMA Insured), 3.70%, 4/7/98                     2,000
  6,000   Jackson City Waste Facility IDR VRDN,
          Series 1995 (AMT), Florida Steel Corp.
          Project (NationsBank LOC), 3.80%, 4/7/98          6,000
  5,000   Memphis City G.O. VRDN, Series 1996,
          Soc Gen Series SGB-23, 3.80%, 4/7/98              5,000
  1,000   Morristown City IDR VRDN, Series 1997,
          BOS Automotive Products, Inc. (Bayerische
          Vereinsbank LOC), 3.80%, 4/7/98                   1,000
  4,000   Nashville and Davidson Counties Health
          and Education Facilities Board VRDN,
          Series 1996-A, Adventist Health Systems
          Sunbelt (SunTrust Bank LOC),
          3.75%, 4/7/98                                     4,000
  5,000   Nashville and Davidson Counties
          Housing VRDN (AMT), Old Hickory Towers
          Project (FHLB LOC), 3.90%, 4/7/98                 5,000
  8,400   Shelby County G.O. Bond, Series 1996 B,
          Soc Gen Trust SGB-21 (FSA Insured),
          3.80%, 4/7/98                                     8,400
  4,890   Shelby County G.O., Series B BTP-216,
          3.75%, 10/22/98                                   4,890
  5,000   Shelby County G.O., Unlimited Series B
          BTP-263, 3.80%, 4/7/98                            5,000
  1,000   Shelby County Health and Education
          Authority (AMT), Arbor Lake Project
          (PNC Bank LOC), 3.95%, 4/7/98                     1,000
  8,550   Tennessee State G.O. TOB,
          Series 1997 BTP-242, 3.80%, 4/7/98                8,550


See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          TENNESSEE - 3.9% (CONT'D.)
$  7,500  Tennessee State Housing Development
          Agency, Series 1997-2 (AMT),
          Homeownership Program, 4.00%, 6/4/98           $  7,500
                                                       ----------
                                                           70,740
                                                       ----------

          TEXAS - 12.5%
  2,525   Austin City Independent School District
          Building VRDN, Series 1996 SG-68 (PSF of
          Texas Gtd.), 3.80%, 4/7/98                        2,525
  6,000   Austin City VRDN, Series A (AMT), Airport
          Systems Notes (Morgan Guaranty Trust
          LOC), 3.75%, 4/7/98                               6,000
  6,755   Brazos Higher Education Authority,
          Series C-1 (AMT) (SLMA Gtd.),
          4.95%, 6/1/98                                     6,769
  2,700   Brazos River Authority, Series 1997 (AMT),
          Houston Light and Power Co. Project
          (AMBAC Insured), 3.90%, 4/1/98                    2,700
  1,500   Brazos River Harbor Navigation District,
          Dow Chemical, 3.45%, 4/9/98                       1,500
          Brazos River Harbor Navigation District
          VRDN (AMT), BASF Corp. Project
          (BASF Corporation Gtd.)
  5,300    Series 1996, 3.95%, 4/1/98                       5,300
  5,200    Series 1997, 3.95%, 4/1/98                       5,200
  5,000   Calhoun County Navigation IDR VRDN
          (AMT), Formosa Plastics Corp. U.S.A.
          (Bank of America LOC), 3.80%, 4/7/98              5,000
  6,500   Denton County Independent School
          District G.O., Series B (PSF of Texas Gtd.),
          3.90%, 8/15/98                                    6,500
  3,500   El Paso City Housing Finance Corp.
          VRDN, Series 1993 (AMT), Viva Apartments
          Project (General Electric Corp. LOC),
          3.95%, 4/7/98                                     3,500
 15,000   Greater East Texas Student Loan Corp.,
          Series A (SLMA Gtd.), 3.60%, 3/1/99              15,000
          Gulf Coast Waste Disposal Authority
          VRDN (AMT), Amoco Oil Co. Project
          (Amoco Oil Company Gtd.)
  2,300    Series 1991, 3.80%, 4/1/98                       2,300
  1,800    Series 1994, 3.85%, 4/1/98                       1,800
 11,785   Harris County Health Facility, Series
          1997 B, Sisters of Charity, Inc.,
          3.85%, 4/7/98                                    11,785

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          TEXAS - 12.5% (CONT'D.)
$  3,800  Harris County Toll Road Unlimited Tax
          VRDN, Series 1994 A, Citicorp Eagle Trust
          No. 954302, 3.82%, 4/7/98                      $  3,800
  3,455   Houston City Water and Sewer System TOB,
          Series 1992 C BTP-54 (MBIA Insured),
          3.85%, 4/7/98                                     3,455
  3,300   Hurst, Euless and Bedford Cities
          Independent School Districts Floating Rate
          Receipts, Series SG-98, 3.80%, 4/7/98             3,300
          North Texas Higher Education Authority
          VRDN (AMT), Student Loan Program
          (SLMA LOC)
 14,500    Series 1993 A, 3.80%, 4/7/98                    14,500
  5,000    Series 1996 A, 3.80%, 4/7/98                     5,000
  2,300   Panhandle-Plains Higher Education
          Authority VRDN, Student Loan
          Revenue, Series A (SLMA LOC),
          3.75%, 4/7/98                                     2,300
  7,245   Pearland City Independent School
          District G.O., Series 1997 SG-106
          (PSF Gtd.), 3.80%, 4/7/98                         7,245
  9,400   Port Development of Corpus Christi
          Solid Waste Disposal (AMT), Koch Refining
          Co. Project, 3.80%, 4/7/98                        9,400
          Port Development of Corpus Christi
          Solid Waste Disposal (AMT),
          Koch Refining Co. Project
  9,750    Series 1996, 3.80%, 4/7/98                       9,750
 24,100    Series 1997, 3.80%, 4/7/98                      24,100
 14,450   Port of Corpus Christi, Series 1992,
          Union Pacific Resources Project,
          3.80%, 5/4/98                                    14,450
  2,600   Port of Houston Authority (AMT),
          Unlimited Tax G.O. (FGIC Insured),
          5.50%, 10/1/98                                    2,620
 15,000   Port of Port Arthur Navigation District,
          Series 1998 (AMT), Star Enterprise Project
          (Bank of Montreal LOC), 3.75%, 4/7/98            15,000
  2,500   Sabine River Authority PCR VRDN,
          Series 1995 C (AMT), Texas Utilities Electric
          Co. Project (Union Bank of Switzerland
          LOC), 4.05%, 4/1/98                               2,500
  1,200   Sabine River Authority PCR VRDN,
          Series 1996 B (AMT), Texas Utilities Electric
          Co. Project (AMBAC Insured),
          3.90%, 4/1/98                                     1,200

See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          TEXAS - 12.5% (CONT'D.)
$  9,880  San Antonio City Electric and Gas
          Revenue VRDN, Merrill Lynch Trust
          Receipts, Series 1997 SG-107,
          3.80%, 4/7/98                                $    9,880
  1,600   Sherman Independent School District
          G.O., Series 1985 A SG-80 (PSF Gtd.),
          3.80%, 4/7/98                                     1,600
  2,080   Tarrant County G.O. LTD, Certificates of
          Obligation, 5.50%, 7/15/98                        2,092
  6,545   Texas Department of Housing and
          Community Affairs SFM, Series PA-128
          (AMT), 3.85%, 4/7/98                              6,545
  5,000   Texas State TRAN, Series 1997 A,
          4.75%, 8/31/98                                    5,018
  6,580   Texas Veterans Housing Program,
          Series 1994 D PT-83 (AMT),
          3.775%, 2/11/99                                   6,580
                                                       ----------
                                                          226,214
                                                       ----------

          UTAH - 1.4%
  8,300   Salt Lake City Subordinated Airport
          Revenue Bonds, Series 1996 A (AMT)
          (Union Bank of Switzerland LOC),
          3.70%, 4/7/98                                     8,300
 16,200   Utah State Board of Regents VRDN, Series
          1996 Q (AMT), Student Loan Program
          (AMBAC Insured), 3.80%, 4/7/98                   16,200
                                                       ----------
                                                           24,500
                                                       ----------

          VIRGINIA - 1.6%
  4,200   Botetourt County IDR VRDN (AMT),
          Valley Forge Company Project (Harris
          Trust & Savings Bank LOC),
          3.50%, 4/7/98                                     4,200
  2,000   Charles County Solid Waste Disposal
          Facility IDR (AMT), Chambers
          Development, Inc. Project (Morgan
          Guaranty LOC), 3.85%, 4/7/98                      2,000
  9,500   Grant County Disposal Revenue Bond,
          Series 1996 (AMT), Virginia Electric
          Power Co. Project, 3.55%, 6/11/98                 9,500
  4,200   Halifax County, IDA VRDN, Series 1998
          (AMT), D-Scan, Inc. Project (NationsBank
          LOC), 3.80%, 4/7/98                               4,200
  1,700   Louisa Town IDA, Virginia Electric
          Power Co. Project, 3.70%, 6/17/98                 1,700


SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          VIRGINIA - 1.6% (CONT'D.)
$  3,200  Norfolk City G.O. VRDN, Citicorp Eagle
          Trust No. 944601, 3.82%, 4/7/98                $  3,200
  3,900   Virginia State G.O. VRDN, Series 1994,
          Citicorp Eagle Trust No. 954601,
          3.77%, 4/7/98                                     3,900
                                                       ----------
                                                           28,700
                                                       ----------

          WASHINGTON - 2.7%
  2,850   Algona Economic Development Corp.
          (AMT), Peter Pan Seafoods Project (Seattle
          First National Bank LOC), 3.75%, 4/7/98           2,850
  5,700   Grandview City Public Corp. IDR, Series
          1989 (AMT), Shonan USA Project (Bank
          of America LOC), 3.80%, 4/7/98                    5,700
  1,800   Kent City Economic Development Corp.
          IDR VRDN, Associated Grocers Project
          (Seattle-First National Bank LOC),
          4.02%, 4/7/98                                     1,800
  5,340   Seattle City Municipal Light and Power
          Revenue Bonds, Series A BTP-272,
          3.70%, 10/23/98                                   5,340
          Spokane County School District #081, G.O.
  7,990    BTP-283, 3.65%, 3/18/99                          7,990
  4,455    BTP-286, 3.65%, 3/18/99                          4,455
 17,519   Washington Public Power Supply System
          Revenue, Series 1990 B, Nuclear Project
          No. 2, Prerefunded BTP-85 (Colld. in U.S.
          Government Securities), 3.75%, 10/15/98          17,519
  2,800   Washington State Housing Finance
          Commission VRDN, Series 5A-S (AMT),
          Single Family Program, 3.90%, 12/15/98            2,800
                                                       ----------
                                                           48,454
                                                       ----------

          WEST VIRGINIA - 0.3%
  1,300   Brooke County IDR, Series 1997 (AMT),
          Star-Kist Foods, Inc. Project,
          3.95%, 4/7/98                                     1,300
  3,000   Marion County Waste Disposal IDR
          VRDN, Series 1990 B (AMT), Granttown
          Project (National Westminster Bank LOC),
          3.80%, 4/7/98                                     3,000
  2,000   Ritchie County IDR VRDN (AMT),
          Simonton Building Products, Inc. Project
          (PNC Bank LOC), 3.95%, 4/7/98                     2,000
                                                       ----------
                                                            6,300
                                                       ----------
See notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          WISCONSIN - 3.2%
$  1,625  Elkhorn City Area School District
          BAN, 4.25%, 4/1/98                         $      1,625
  8,000   Manitowoc City Public School District
          BAN, 4.00%, 10/1/98                               8,004
  3,300   Milwaukee City Redevelopment VRDN,
          Series 1996 (AMT), Starline
          Manufacturing, Inc. (Harris Trust &
          Savings Bank LOC), 3.85%, 4/7/98                  3,300
  4,290   Pewaukee City IDR VRDN, Series 1992
          (AMT), HUSCO International, Inc. Project
          (Bank One LOC), 3.80%, 4/7/98                     4,290
  1,900   Wisconsin Health and Education
          Revenue Bond, Series 1994 A, Sinai
          Samaritan Medical Center Project
          (M&I Bank LOC), 3.75%, 4/7/98                     1,900
  5,345   Wisconsin Health and Education
          Revenue Bond, Series 1997, Froedtert
          Memorial Lutheran Hospital Trust
          (M&I Bank LOC), 3.75%, 4/7/98                     5,345
  5,000   Wisconsin Housing and Economic
          Development Authority Revenue
          Floating Rate Trust Receipts, Series
          1997 FR/RI-18 (AMT), 3.95%, 4/7/98                5,000
  7,620   Wisconsin Housing and Economic
          Development Authority Revenue, Series
          B (AMT), Home Ownership Revenue
          Program, 3.60%, 9/1/98                            7,620
 12,545   Wisconsin Housing and Economic
          Development Authority Revenue
          TOB, Home Ownership Revenue
          Program, 3.65%, 4/7/98                           12,545
  8,210   Wisconsin State G.O. Bond, Series
          1996 A BTP-209, 3.75%, 10/22/98                   8,210
                                                       ----------
                                                           57,839
                                                       ----------

          WYOMING  - 0.2%
  3,000   Gillette City PCR, Pacific Project,
          3.70%, 4/3/98                                     3,000
                                                       ----------

          Total Municipal Investments
          (cost $1,800,607)                             1,800,607
                                                       ----------

SCHEDULES OF INVESTMENTS March 31, 1998

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
          OTHER - 0.5%

    396   AIM Tax-Free Money Market Fund            $         396
    300   Dreyfus Tax Exempt Cash
          Management Fund                                     300
    419   Federated Tax Free Trust Money Market
          Fund No. 15                                         419
    500   Federated Tax Free Trust
          Money Market Fund No. 73                            500
  7,616   Provident Municipal Cash Fund (AMT)               7,616
    339   Provident Municipal Fund                            339
                                                       ----------

          Total Other
          (cost $9,570)                                     9,570
                                                       ----------

          Total Investments - 99.8%
          (cost $1,810,177)                             1,810,177

          Other Assets less Liabilities - 0.2%              4,166
                                                       ----------

          NET ASSETS - 100.0%                          $1,814,343
                                                       ==========


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 1998

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------
        MUNICIPAL INVESTMENTS - 99.8%

          California - 98.9%
 $5,000   California Community College Finance
          Authority TRAN, Series A,
          4.50%, 6/30/98                                 $  5,008
    760   California HFA Multifamily Housing
          Mortgage Revenue Bond, Series B
          (FHA Insured), 3.60%, 4/7/98                        760
    800   California State Community Development
          Authority Revenue Refunding Bond,
          Series 1995 A-1 (Colld. by FNMA Securities),
          3.45%, 4/1/98                                       800
  2,855   California State Department of Water
          Resources and Sewer VRDN, Series SG-5,
          CVP, Merrill Soc Gen Muni Trust,
          3.62%, 4/7/98                                     2,855
  1,700   California State Economic Development
          Financing Authority FRN, Series 1996,
          Volk Enterprises Project
          (Harris Trust & Savings Bank LOC),
          3.35%, 4/7/98                                     1,700
  3,450   California State G.O. TOCR, Weekly Put,
          Series 1998 A (MBIA Insured),
          3.65%, 4/7/98                                     3,450
  1,500   California State G.O. VRDN, CR-153,
          3.62%, 4/1/98                                     1,500
 18,000   California State G.O. VRDN,
          Series 1997 H, 3.77%, 6/30/98                    18,000
  3,900   California State G.O. VRDN TOB,
          Series CR-152, 3.96%, 4/7/98                      3,900
          California State G.O. VRDN, Weekly
          Optional Put
  2,300    Series CR-152, 3.62%, 4/7/98                     2,300
  1,200    Series CR-153, 3.65%, 4/7/98                     1,200
  1,480   California State HFA Revenue Bond,
          P-Floats PT-14, 3.62%, 4/7/98                     1,480
  1,860   California State HFA SFM Bond,
          Series G (FSA Insured),
          3.60%, 4/7/98                                     1,860
          California State HFA SFM Revenue Bond
          (AMT) (Harris Trust & Savings Bank LOC)
  2,400    Series C, 3.55%, 2/1/99                          2,400
  6,000    Series E, 3.55%, 3/12/99                         6,000

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------

          CALIFORNIA - 98.9% (CONT'D.)
 $  2,900 California State Housing Finance Agency
          Multi-Units Housing Revenue,
          Series 1992 A CR-231 (MBIA Insured),
          3.70%, 4/7/98                                  $  2,900
 10,500   California State Merlots, Series T
          (FGIC Insured), 3.70%, 4/1/98                    10,500
          California State Pollution Control
          Financing Authority FRN,
          Southern California Edison Project
  3,500    Series 1986 A, 3.90%, 4/1/98                     3,500
    100    Series 1986 B, 3.90%, 4/1/98                       100
  7,000   California State Pollution Control
          Financing Authority, Series 1997 B
          (AMT), Air Products Manufacturing Corp.,
          3.60%, 4/1/98                                     7,000
  1,900   California State Pollution Control
          Financing Authority, Series 1997 A
          (AMT), Arco Project, 3.60%, 4/7/98                1,900
  3,600   California State Pollution Control
          Financing Authority PCR FRN,
          Series A (AMT), Pacific Gas & Electric Co.
          (Swiss Bank Corp. LOC),
          3.40%, 4/7/98                                     3,600
  2,700   California State Pollution Control
          Financing Authority PCR FRN,
          Series B (AMT), Pacific Gas & Electric Co.
          (Deutsche Bank A.G. LOC),
          3.75%, 4/1/98                                     2,700
  5,560   California State Pollution Control
          Financing Authority PCR FRN,
          Series 1997 C (AMT), Pacific Gas &
          Electric Co. (Kredietbank LOC),
          3.75%, 4/1/98                                     5,560
  1,600   California State Pollution Control
          Financing Authority PCR FRN,
          Series F, Pacific Gas & Electric Co.
          (Banque Nationale de Paris LOC),
          3.70%, 4/1/98                                     1,600
  6,400   California State RAN, Series 1997-8,
          4.50%, 6/30/98                                    6,410
    600   California Statewide Community
          Development Authority Refunding FRN,
          Series 1993 A, House Ear Institute Project
          (Morgan Guaranty Trust Co. LOC),
          3.70%, 4/1/98                                       600

SCHEDULES OF INVESTMENTS March 31, 1998

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

          CALIFORNIA - 98.9% (CONT'D.)
 $  6,900 Chula Vista City IDR Bond, Series 1996 B,
          San Diego Gas & Electric Co.,
          3.95%, 4/1/98                                  $  6,900
 13,685   Contra Costa County Home Mortgage
          Variable Rate COP, Series 1997 A
          (Colld. by U.S. Government Securities),
          3.77%, 4/7/98                                    13,685
  2,200   Foothill/Eastern Transportation Corridor
          Agency Toll Road Revenue Bond,
          Series 1995 B (Morgan Guaranty Trust
          Co. LOC), 3.30%, 4/7/98                           2,200
  2,100   Irvine City Improvement Assessment
          Dist. No. 89-10 Refunding Bond
          (National Westminster PLC LOC),
          3.80%, 4/1/98                                     2,100
    900   Irvine Ranch Consolidated County Water
          District VRDN (Landesbank Hessen
          Thuringen Girozentral LOC),
          3.80%, 4/1/98                                       900
  2,100   Irvine Ranch Consolidated Water Districts
          105, 140, 240 & 250 Improvement Bond
          (Commerzbank A.G. LOC),
          3.80%, 4/1/98                                     2,100
  6,100   Irvine Ranch Consolidated Water Districts
          2, 102, 103-3, 203 & 206 VRDN,
          Series 1993 B (Morgan Guaranty Trust
          Co. LOC), 3.70%, 4/1/98                           6,100
          Kern County Public Facilities Project COP
          (Union Bank of Switzerland LOC)
  1,800    Series C, 3.30%, 4/7/98                          1,800
  2,800    Series D, 3.30%, 4/7/98                          2,800
  6,600   Livermore County TRAN,
          4.50%, 10/29/98                                   6,624
  4,200   Los Angeles City Housing Revenue
          Bond Clipper Trust Certificates,
          Series 1996-6A (AMT),
          3.77%, 4/3/98                                     4,200
  1,700   Los Angeles City Multifamily Refunding
          Bond, Series 1995 D (AMT), Coral Wood
          Court Project (Union Bank of California
          LOC), 3.65%, 4/1/98                               1,700
  1,025   Los Angeles Convention and Exhibition
          Center VRDN, Merrill P-Floats,
          Series 1993 PA-88 (MBIA Insured),
          3.62%, 4/7/98                                     1,025

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                     (000s)
------------------------------------------------------------------

          CALIFORNIA - 98.9% (CONT'D.)
 $2,500   Los Angeles County Community
          Redevelopment Agency TOC, BTP-129,
          3.80%, 6/1/98                                    $2,500
          Los Angeles County Metropolitan
          Transportation Authority Municipal Trust
          Receipts, Union Station Project
          (FSA Insured)
  3,900    Soc Gen Trust SGB-1,
           3.70%, 4/7/98                                    3,900
  3,900    Soc Gen Trust SGB-2,
           3.70%, 4/7/98                                    3,900
  5,000   Los Angeles County TRAN, Series A,
          4.50%, 6/30/98                                    5,008
  4,000   Metropolitan Water District Southern
          California CP, Series B,
          3.35%, 8/12/98                                    4,000
  2,500   Moreno Valley Unified School District
          TRAN, 4.50%, 6/30/98                              2,503
  1,900   Orange County Apartment Development
          Authority VRDN, Series 1988 A,
          Vista Verde Apartments
          (Wells Fargo & Co. LOC),
          3.70%, 4/7/98                                     1,900
  9,500   Orange County Apartment Development
          Authority VRDN, Series B,
          Aliso Creek Project
          (Wells Fargo & Co. LOC),
          3.75%, 4/7/98                                     9,500
  1,600   Orange County Limited Obligation
          Improvement Bond, Irvine Coast
          Assessment District 88-1,
          (Societe Generale LOC),
          3.70%, 4/1/98                                     1,600
  1,800   Orange County Sanitation Districts
          1-3, 5-7, 11, 13 & 14 COP
          (National Westminster PLC LOC),
          3.80%, 4/1/98                                     1,800
  1,650   Oxnard School District TRAN,
          4.50%, 8/13/98                                    1,653
  4,390   Regents of the University of California
          VRDN, Series C-SG24, Merrill Soc Gen
          Muni Trust, 3.62%, 4/7/98                         4,390
  5,000   Regents of the University of California
          VRDN, Series D (MBIA Insured),
          Multiple Purpose Projects,
          3.60%, 4/1/98                                     5,000

SCHEDULES OF INVESTMENTS March 31, 1998

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

          CALIFORNIA - 98.9% (CONT'D.)
$   835   Riverside County Community
          Multifamily Mortgage Revenue FRN,
          Series A, Ambergate Apartments
          (Union Bank of California LOC),
          3.55%, 4/8/98                               $       835
  5,475   Riverside County Public Facilities COP,
          Series B (National Westminster PLC LOC),
          3.55%, 4/7/98                                     5,475
  2,000   Riverside County TRAN, Series A,
          4.50%, 6/30/98                                    2,003
  3,000   San Francisco City and County Airport
          Variable Rate Receipts, Susquehanna
          Structured Product SSP-4
          (AMBAC Insured), 3.65%, 4/1/98                    3,000
  2,975   San Francisco City and County Variable
          Rate Receipts, Series 1996-AA6
          (FGIC Insured), 3.72%, 4/1/98                     2,975
  3,000   San Luis Obispo County TRAN,
          4.50%, 7/8/98                                     3,005
  4,830   San Marcos City Public Facility Authority
          Revenue Bond, Series BTP-188, Civic
          Center Projects (Colld. by U.S.
          Government Securities),
          3.60%, 9/2/98                                     4,830
    845   Santa Clara County Housing Authority
          Multifamily VRDN, Series A (AMT),
          Avenida Espana Gardens
          (Union Bank of California LOC),
          3.60%, 4/7/98                                       845
                                                       ----------
                                                          222,339
                                                       ----------

          PUERTO RICO - 0.9%
  2,000   Puerto Rico Industrial Medical &
          Environmental PCR Bond,
          Series 1983 A, Merck & Co., Inc.,
          3.99%, 12/1/98                                    2,003
                                                       ----------

          Total Municipal Investments
          (cost $224,342)                                 224,342
                                                       ----------
See notes to the Financial Statements.

NUMBER
OF SHARES                                                   VALUE
(000s)                                                     (000s)
------------------------------------------------------------------


          OTHER - 0.4%

    768   Federated Tax-Exempt
          Money Market Fund No. 80                     $      768
    125   Provident Institutional California
          Money Fund                                          125
                                                       ----------

          Total Other
          (cost $893)                                         893
                                                       ----------

          Total Investments - 100.2%
          (cost $225,235)                                 225,235


          Liabilities less Other Assets - (0.2)%            (392)
                                                       ----------

          NET ASSETS - 100.0%                            $224,843
                                                       ==========





NOTES TO THE
FINANCIAL STATEMENTS
MARCH 31, 1998

1.  ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of 20 portfolios. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

   The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

  B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

  C ORGANIZATION COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999.

  D INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

     During the year ended March 31, 1998, all of the dividends derived from net investment income paid by the Municipal Money Market and California Municipal Money Market Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market Fund were "California exempt-interest dividends," exempt from California state personal income tax.

  E EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

  F DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.

     Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

  G Federal Income Taxes - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

     At March 31, 1998, the California Municipal Money Market Fund had a capital loss carryforward, for federal income tax purposes, of approximately $1,000 due to expire March 31, 2006. This capital loss carryforward is available to offset future gains.

  H RECLASSIFICATIONS - At March 31, 1998, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                          UNDISTRIBUTED   UNDISTRIBUTED
                               NET             NET             PAID
AMOUNTS IN                  INVESTMENT       CAPITAL            IN
THOUSANDS                     INCOME          GAINS          CAPITAL
---------------------------------------------------------------------
Money Market                      24              (1)          (23)
U.S. Government
  Money Market                     6                _           (6)
U.S. Government
  Select Money
  Market                           4                _           (4)
Municipal Money
  Market                          27                _          (27)
California Municipal
  Money Market                     4                _           (4)
---------------------------------------------------------------------

  These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of certain fees and expenses.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 1998, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                              ANNUAL         ADVISORY
                             ADVISORY       FEES AFTER       EXPENSE
                               FEES          WAIVERS       LIMITATIONS
---------------------------------------------------------------------
Money Market                   0.60%            0.40%         0.55%
U.S. Government
  Money Market                 0.60%            0.40%         0.55%
U.S. Government Select
  Money Market                 0.60%            0.40%         0.55%
Municipal Money
  Market                       0.60%            0.40%         0.55%
California Municipal
  Money Market                 0.60%            0.40%         0.55%
---------------------------------------------------------------------
   For the periods April 1, 1997 to September 30, 1997 and November 3, 1997 to December 31, 1997, the annual advisory fees, advisory fees after waivers and expense limitations for the U.S. Government Select Money Market and California Municipal Money Market Funds were as follows:

                              ANNUAL         ADVISORY
                             ADVISORY       FEES AFTER       EXPENSE
                               FEES          WAIVERS       LIMITATIONS
---------------------------------------------------------------------
U.S. Government Select
  Money Market                 0.60%            0.25%         0.40%
California Municipal
  Money Market                 0.60%            0.30%         0.45%
---------------------------------------------------------------------
   The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the year ended March 31, 1998, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4.  BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.

   As of March 31, 1998, there were no outstanding borrowings.

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES:
NORTHERN FUNDS MONEY MARKET FUND,
U.S. GOVERNMENT MONEY MARKET FUND,
U.S. GOVERNMENT SELECT MONEY MARKET FUND,
MUNICIPAL MONEY MARKET FUND,
CALIFORNIA MUNICIPAL MONEY MARKET FUND

We have audited the accompanying statements of assets and liabilities of Northern Funds (a Massachusetts business trust consisting of the Money Market Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund), including the schedules of investments, as of March 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Northern Funds as of March 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.




                   ARTHUR ANDERSEN LLP

Chicago, Illinois
May 13, 1998



This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

c 1998 Sunstone Distribution Services, LLC,
Distributor

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Northern Funds SM

P.O. Box 2081
Milwaukee, WI 53201-9800
1-800-595-9111